Funds

Third Quarter Report

November 30, 2007

ING Prime Rate Trust

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

ING Prime Rate Trust

THIRD QUARTER REPORT

November 30, 2007

Table of Contents

Portfolio Managers' Report	2

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Statement of Cash Flows	10

Financial Highlights	11

Notes to Financial Statements	12

Portfolio of Investments	23

Shareholder Meeting Information	57

Additional Information	58

Advisory Contract Approval Discussion	60

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ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

ING Prime Rate Trust (the "Trust") is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF NOVEMBER 30, 2007
Net Assets	$1,014,310,526
Total Assets	$1,937,437,355
Assets Invested in Senior Loans	$1,877,025,208
Senior Loans Represented	624
Average Amount Outstanding per Loan	$3,008,053
Industries Represented	38
Average Loan Amount per Industry	$49,395,400
Portfolio Turnover Rate (YTD)	51%
Weighted Average Days to Interest Rate Reset	41
Average Loan Final Maturity	67 months
Total Leverage as a Percentage of Total Assets (including Preferred Shares)	46.56%

PERFORMANCE SUMMARY

The Trust declared $0.14 of dividends during the third fiscal quarter and $0.42 during the nine months ended November 30, 2007. Based on the average month-end net asset value ("NAV") per share of $7.16 for the quarter and $7.39 for the nine month period, this resulted in an annualized distribution rate of 7.96%(1) for the quarter and 7.70%(1) for the nine month period. The Trust's total net return for the third fiscal quarter, based on NAV, was 0.97% versus a total gross return on the S&P/LSTA Leveraged Loan Index ("LLI")(2) of 1.49% for the same quarter. For the nine months, the Trust's total return, based on NAV, was (3.05)%, versus 0.11% gross return for the LLI. For the year, the Trust's total net return, based on NAV was 0.15% versus 2.40% gross return for the LLI. The total market value return (based on full reinvestment of dividends) for the Trust's common shares during the third fiscal quarter was (1.16)% and (5.80)% for the nine months ended November 30, 2007.

MARKET ANALYSIS/UPDATE

After recouping a good portion of the market value losses incurred in the late summer 2007 technical correction, bank loan prices retreated again in the latter part of this fiscal quarter. We believe the recent move down was due to several factors, including continuing volatility in global equity and credit markets, a smaller but still formidable supply of unsold loans (currently held by the large corporate banks) looking to come to market, and the gathering consensus that the U.S. economy is headed for slower growth, if not outright recession. Against that backdrop, senior bank loan investors continued to demand wider credit spreads, both for new issues and secondary purchases. As a result,

(1)  The distribution rate is calculated by annualizing dividends declared during the period and dividing the resulting annualized dividend by the Trust's average net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

(2)  The LLI is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications and Trading Association ("LSTA") conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

buying activity in the senior bank loan market again slowed substantially near the end of the quarter, thereby pushing the average bid for loans to a new low and the average implied yield to maturity to a cyclical high.

The recent pull back in prices, although disappointing, is not entirely unexpected. As we've stated previously, until sufficient clarity emerges in regard to the well-publicized global credit market issues, technical volatility is likely to stay on the high side. The loan market remains subject to the same prevailing headwinds and issues existing, to some degree, across all major capital markets, namely, investor sentiment, shifting liquidity conditions and the prospect of a weakening US economy driven by reduced consumer spending. Importantly, at this point, the fundamental credit profile of the typical loan issuer remains reasonably sound, as illustrated by S&P's trailing 12-month default rate of 0.26% as of November 30, 2007 (a record low). Looking forward, earnings growth will undoubtedly slow, but, in our view, should remain sufficient to generally preserve cash flow and collateral coverage for better-positioned leveraged loan issuers. Default rates will certainly rise from the current lows, but we believe at a measured pace, with problems clustered in the higher risk component of the loan market (e.g., second lien loans), a subset in which the Trust is not meaningfully invested. It's also important to recall that traditional senior loans, like the ones the Trust holds, are secured by the issuer's assets. First-priority secured lending has historically translated into attractive relative recovery rates in the event of a default.

For all the market volatility, there are positive developments that will likely factor into near-term loan market performance. These would include a return to traditional underwriting standards on the part of virtually all originating institutions, and the ongoing, albeit gradual, reduction in the new issue pipeline. Although still excessive given current demand levels, we believe the unsold pipeline of loan transactions still held by the banks will continue to contract, ultimately to levels that appear more manageable relative to future expected demand. As in any other market, equilibrium of supply and demand in the loan market is conducive to positive price momentum and stability.

In light of all of these developments, we are even more convinced that our strategy, which emphasizes investing in the traditional senior bank loan asset class, is well positioned to provide

TOP TEN INDUSTRY SECTORS AS OF NOVEMBER 30, 2007 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Healthcare, Education and Childcare	10.9%	20.8%
North American Cable	8.7%	16.5%
Printing & Publishing	6.4%	12.3%
Retail Stores	5.1%	9.8%
Utilities	4.8%	9.2%
Data and Internet Services	4.7%	9.0%
Chemicals, Plastics & Rubber	4.4%	8.4%
Leisure, Amusement, Entertainment	4.2%	8.0%
Oil & Gas	3.8%	7.3%
Foreign Cable, Foreign TV, Radio and Equipment	3.5%	6.7%

TOP TEN SENIOR LOAN ISSUERS AS OF NOVEMBER 30, 2007 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Charter Communications Operating, LLC	2.9%	5.6%
CHS/Community Health Systems, Inc.	2.6%	5.1%
Metro-Goldwyn-Mayer, Inc.	2.0%	3.8%
Cequel Communications, LLC	1.9%	3.6%
HCA, Inc.	1.8%	3.3%
Georgia Pacific Corporation	1.7%	3.3%
CSC Holdings, Inc.	1.5%	2.9%
Sungard Data Systems, Inc.	1.4%	2.7%
Univision Communications, Inc.	1.3%	2.4%
Idearc, Inc.	1.2%	2.4%

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

attractive investor returns. Our portfolios seek to invest in the largest, most liquid names in the market that exhibit the best relative value. We also seek to maintain a high level of diversification. Our team remains focused on the basics: disciplined underwriting and rigorous monitoring. We continue to believe that the current relative value equation for loans remains attractive for both existing and new investors in our strategy, even in an overall investment environment marked with greater volatility.

USE OF LEVERAGE

The Trust utilizes financial leverage to seek to increase the yield to the holders of common shares. As of November 30, 2007, the Trust had $450 million of "Aaa/AAA(3)" rated cumulative auction rate preferred shares outstanding, and $452 million of borrowings outstanding under $625 million in available credit facilities. Total leverage, as a percentage of total assets (including preferred shares), was 46.56% at period end. The use of leverage for investment purposes increases both investment opportunity and investment risk.

`

Jeffrey A. Bakalar Senior Vice President Senior Portfolio Manager ING Investment Management Co.	Daniel A. Norman Senior Vice President Senior Portfolio Manager ING Investment Management Co.

ING Prime Rate Trust
January 25, 2008

(3)  Obligations rated Aaa by Moody's Investors Service are judged to be of the highest quality, with minimal credit risk. An obligator rated 'AAA' has extremely strong capacity to meet its financial commitments. 'AAA' is the highest Issuer credit rating assigned by Standard & Poor's. Credit quality refers to the Trust's underlying investments, not to the stability or safety of this Trust.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Returns for the Years Ended November 30, 2007
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	0.15%	5.47%	7.92%	4.93%
Based on Market Value	(1.16)%	3.12%	9.23%	3.37%
S&P/LSTA Leveraged Loan Index	2.40%	4.63%	5.95%	4.92%
Credit-Suisse Leveraged Loan Index	2.36%	5.00%	6.53%	5.02%

The table above illustrates the total return of the Trust against the indices indicated. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns based on NAV reflect that ING Investments, LLC (the Trust's "Investment Adviser") may have waived or recouped fees and expenses otherwise payable by the Trust.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust's future performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the New York Stock Exchange ("NYSE") Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust's NAV.

This report contains statements that may be "forward-looking" statements. Actual results could differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

INDEX DESCRIPTIONS

The LLI is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

The Credit-Suisse Leveraged Loan Index is an unmanaged index of below investment grade loans designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTIONS RATES

Quarter Ended	Prime Rate	NAV 30-day SEC Yield(A)	Mkt. 30-Day SEC Yield(A)	Annualized Dist. Rate @ NAV(B)	Annualized Dist. Rate @ Mkt.(B)
November 30, 2007	7.50%	10.46%	11.15%	7.97%	8.67%
August 31, 2007	8.25%	10.92%	10.18%	7.53%	8.44%
May 31, 2007	8.25%	9.89%	9.81%	7.38%	7.52%
February 28, 2007	8.25%	9.69%	10.02%	7.50%	7.68%

(A)  Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(B)  The distribution rate is calculated by annualizing each monthly dividend, then averaging the annualized dividends declared for each month during the quarter and dividing the resulting average annualized dividend amount by the Trust's average net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at the end of the period.

Risk is inherent in all investing. The following are the principal risks associated with investing in the Trust. This is not, and is not intended to be, a description of all risks of investing in the Trust. A more detailed description of the risks of investing in the Trust is contained in the Trust's current prospectus.

Credit Risk: The Trust invests a substantial portion of its assets in below investment grade senior loans and other below investment grade assets. Below investment grade loans involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Trust's common shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Trust's NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Trust's common shares . If short-term market interest rates fall, the yield on the Trust's common shares will also fall. To the extent that the interest rate spreads on loans in the Trust experience a general decline, the yield on the Trust will fall and the value of the Trust's assets may decrease, which will cause the Trust's value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Trust's portfolio, the impact of rising rates will be delayed to the extent of such lag.

Leverage Risk: The Trust borrows money for investment purposes. Borrowing increases both investment opportunity and investment risk. In the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the borrowings.

ING Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2007 (Unaudited)

ASSETS:
Investments in securities at value (Cost $1,956,653,397)	$1,883,101,588
Foreign currencies at value (Cost $1,825,409)	1,819,814
Receivables:
Investment securities sold	28,328,354
Interest	23,580,179
Other	52,207
Unrealized appreciation on forward foreign currency contracts	492,517
Prepaid expenses	27,528
Prepaid arrangement fees on notes payable	35,168
Total assets	1,937,437,355
LIABILITIES:
Notes payable	452,000,000
Payable for investment purchased	9,451,758
Accrued interest payable	2,220,055
Deferred arrangement fees on senior loans	709,543
Dividends Payable — preferred shares	195,020
Payable to affilates	1,675,707
Payable to custodian	183,174
Payable to custodian due to bank overdraft	3,913,926
Accrued trustees fees	41,175
Unrealized depreciation on forward foreign currency contracts	2,389,911
Other accrued expenses	346,560
Total liabilities	473,126,829
Preferred shares, $25,000 stated value per share at liquidation value (18,000 shares outstanding)	450,000,000
NET ASSETS	$1,014,310,526
Net assets value per common share outstanding (net assets less preferred shares at liquidation value, divided by 145,094,493 shares of beneficial interest authorized and outstanding, no par value)	$6.99
NET ASSETS WERE COMPRISED OF:
Paid-in capital	1,331,881,580
Undistributed net investment income	7,922,011
Accumulated net realized loss on investments	(250,267,749)
Net unrealized depreciation on investments and foreign currency related transactions	(75,225,316)
NET ASSETS	$1,014,310,526

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF OPERATIONS for the Nine Months Ended November 30, 2007 (Unaudited)

INVESTMENT INCOME:
Interest	$115,522,168
Arrangement fees earned	451,275
Other	2,429,069
Total investment income	118,402,512
EXPENSES:
Investment Management fees	11,551,105
Administration fees	3,609,720
Transfer agent fees	87,175
Interest expense	17,729,892
Shareholder reporting expense	82,500
Custody and accounting expense	624,797
Professional fees	142,030
Preferred Shares — Dividend disbursing agent fees	903,600
Pricing expense	59,260
ICI fees	2,175
Postage expense	151,650
Trustees fees	55,275
Miscellaneous expense	184,708
Total expenses	35,183,887
Net investment income	83,218,625
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
Investments	20,999,192
Foreign currency related transactions	(11,715,291)
Net realized gain on investments and foreign currency related transactions	9,283,901
Net change in unrealized appreciation or depreciation on :
Investments	(107,575,559)
Foreign currency related transactions	(1,202,609)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(108,778,168)
Net realized and unrealized loss on investments and foreign currency related transactions	(99,494,267)
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
From net investment income	(17,984,645)
Net decrease in net assets resulting from operations	$(34,260,287)

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Nine Months Ended November 30, 2007	Year Ended February 28, 2007
FROM OPERATIONS:
Net investment income	$83,218,625	$103,083,218
Net realized gain on investments and foreign
currency related transactions	9,283,901	14,599,027
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(108,778,168)	(6,442,840)
Distributions to preferred shareholders from net investment income	(17,984,645)	(22,313,381)
Net increase (decrease) in net assets resulting from operations	(34,260,287)	88,926,024
FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(61,436,063)	(80,058,346)
Decrease in net assets from distributions to common shareholders	(61,436,063)	(80,058,346)
CAPITAL SHARE TRANSACTIONS:
Dividends reinvested for common shares	467,924	—
Net increase from capital share transactions	467,924	—
Net increase (decrease) in net assets	(95,228,426)	8,867,678
NET ASSETS:
Beginning of period	1,109,538,952	1,100,671,274
End of period (including undistributed net investment income of $7,922,011 and $4,124,094, respectively)	$1,014,310,526	$1,109,538,952

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF CASH FLOWS for the nine months ended November 30, 2007 (Unaudited)

INCREASE (DECREASE) IN CASH Cash Flows From Operating Activities:
Interest received	$98,970,459
Facility fees paid	21,760
Dividend paid to preferred shareholder	(18,026,036)
Arrangement fee paid	626,163
Other income received	2,650,985
Interest paid	(17,121,472)
Other operating expenses paid	(17,740,269)
Purchases of securities	(1,111,081,419)
Proceeds from sale of securities	942,332,394
Net cash used in operating activities	$(119,367,435)
Cash Flows From Financing Activities:
Dividends paid to common shareholders	(60,968,139)
Net paydown of notes payable	171,000,000
Overdraft due to custodian	3,913,926
Net cash provided by financing activities	113,945,787
Net decrease	(5,421,648)
Cash at beginning of period	5,421,648
Cash at end of period	$—
Reconciliation of Net Decrease in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
Net decrease in net assets resulting from operations	$(34,260,287)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Change in unrealized appreciation on investments	107,575,559
Change in unrealized appreciation on foreign currencies	7,576
Change in unrealized depreciation on forward currency contracts	1,423,099
Change in unrealized appreciation on other assets and liabilities	(228,066)
Net accretion of discounts on investments	(5,626,151)
Net amortization of premiums on investments	278,294
Realized gain on investments and foreign currency related transactions	(9,283,901)
Purchases of securities	(1,111,081,419)
Proceeds from sale of securities	942,332,394
Increase in other assets	(6,150)
Increase in interest receivable	(11,203,852)
Decrease in prepaid arrangement fees on notes payable	21,760
Decrease in prepaid expenses	13,530
Increase in deferred arrangement fees on senior loans	174,888
Increase in accrued interest payable	608,420
Decrease in dividends payable — preferred shares	(41,391)
Increase in payable to affiliates	146,307
Increase in accrued trustees fees	10,188
Decrease in other accrued expenses	(228,233)
Total adjustments	(85,107,148)
Net cash used in operating activities	$(119,367,435)

See Accompanying Notes to Financial Statements

ING PRIME RATE TRUST (UNAUDITED)  FINANCIAL HIGHLIGHTS

For a common share outstanding throughout the period

	Nine Months Ended November 30,	Years Ended February 28 or February 29,
	2007	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$7.65	7.59	7.47	7.34	6.73	7.20
Income (loss) from investment operations:
Net investment income	$0.57	0.71	0.57	0.45	0.46	0.50
Net realized and unrealized gain (loss) on investments	$(0.69)	0.06	0.12	0.16	0.61	(0.47)
Total from investment operations	$(0.12)	0.77	0.69	0.61	1.07	0.03
Distributions to Common Shareholders from net investment income	$(0.42)	(0.55)	(0.46)	(0.43)	(0.42)	(0.45)
Distribution to Preferred Shareholders	$(0.12)	(0.16)	(0.11)	(0.05)	(0.04)	(0.05)
Net asset value, end of period	$6.99	7.65	7.59	7.47	7.34	6.73
Closing market price at end of period	$6.57	7.40	7.02	7.56	7.84	6.46
Total Investment Return(1)
Total investment return at closing market price(2)%	(5.80)	13.84	(0.82)	2.04	28.77	2.53
Total investment return at net asset value(3)%	(3.05)	8.85	8.53	7.70	15.72	0.44
Ratios/Supplemental Data
Net assets end of period (000's)	$1,014,311	1,109,539	1,100,671	1,082,748	1,010,325	922,383
Preferred Shares-Aggregate amount outstanding (000's)	$450,000	450,000	450,000	450,000	450,000	450,000
Liquidation and market value per share of Preferred Shares	$25,000	25,000	25,000	25,000	25,000	25,000
Borrowings at end of period (000's)	$452,000	281,000	465,000	496,000	225,000	167,000
Asset coverage per $1,000 of debt(4)	$2,124	2,517	2,203	2,140	2,500	2,500
Average borrowings (000's)	$398,182	459,982	509,178	414,889	143,194	190,671
Ratios to average net assets including Preferred Shares(5)
Expenses (before interest and other fees related to revolving credit facility)(6)%	1.53	1.57	1.64	1.60	1.45	1.49
Net expenses after expense reimbursement(6)%	3.07	3.27	3.02	2.21	1.65	1.81
Gross expenses prior to expense reimbursement(6)%	3.07	3.27	3.02	2.22	1.65	1.81
Net investment income(6)%	7.27	6.68	5.44	4.21	4.57	4.97
Ratios to average net assets plus borrowings
Expenses (before interest and other fees related to revolving credit facility)(6)%	1.58	1.56	1.58	1.63	1.84	1.82
Net expenses after expense reimbursement(6)%	3.18	3.25	2.90	2.26	2.09	2.23
Gross expenses prior to expense reimbursement(6)%	3.18	3.25	2.90	2.27	2.09	2.23
Net investment income(6)%	7.52	6.63	5.24	4.32	5.82	6.10
Ratios to average net assets
Expenses (before interest and other fees related to revolving credit facility)(6)%	2.17	2.21	2.33	2.29	2.11	2.19
Net expenses after expense reimbursement(6)%	4.37	4.62	4.27	3.17	2.40	2.68
Gross expenses prior to expense reimbursement(6)%	4.37	4.62	4.27	3.18	2.40	2.68
Net investment income(6)%	10.31	9.42	7.71	6.04	6.68	7.33
Portfolio turnover rate %	51	60	81	93	87	48
Common shares outstanding at end of period (000's)	145,094	145,033	145,033	145,033	137,638	136,973

(1)  Total investment return calculations are attributable to common shares.

(2)  Total investment return measures the change in the market value of your investment assuming reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the Trust's dividend reinvestment plan.

(3)  Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions in accordance with the provisions of the dividend reinvestment plan.

This calculation differs from total investment return because it excludes the effects of changes in the market values of the Trust's shares.

(4)  Asset coverage represents the total assets available for settlement of Preferred Stockholder's interest and notes payables in relation to the Preferred Shareholder interest and notes payable balance outstanding. The Preferred Shares were first offered November 2, 2000.

(5)  Ratios do not reflect the effect of dividend payments to Preferred Shareholders; income ratios reflect income earned on assets attributable to the Preferred Shares; ratios do not reflect any add-back for the borrowings.

(6)  Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2007 (Unaudited)

NOTE 1 — ORGANIZATION

ING Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, management investment company. The Trust invests primarily in senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.  Senior Loan and Other Security Valuation. Senior loans held by the Trust are normally valued at the average of the means of one or more bid and ask quotations obtained from an independent pricing service or other sources determined by the Trust's Board of Trustees ("Board") to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which reliable quotations are readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued.

The Trust has engaged an independent pricing service to provide market value quotations from dealers in loans and, when such quotations are not readily available, to calculate values under the proxy procedure described above. As of November 30, 2007, 99.77% of total loans were valued based on these procedures. It is expected that most of the loans held by the Trust will continue to be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

Prices from a pricing source may not be available for all loans and ING Investments, LLC (the "Investment Adviser") or ING Investment Management Co. ("ING IM" or the "Sub-Adviser"), may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Adviser or the Sub-Adviser that the Investment Adviser or the Sub-Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value as determined in good faith under procedures established by the Board and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Adviser or Sub-Adviser and monitored by the Board through its Valuation, Brokerage and Proxy Committee.

In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan,

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2007 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

including price quotations for, and trading in, the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on a valuation date are valued at the mean between the last reported bid and ask price on such exchange. Securities, other than senior loans, for which reliable market value quotations are not readily available, and all other assets, will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board. Investments in securities maturing in 60 days or less from the date of valuation are valued at amortized cost, which, when combined with accrued interest approximates market value.

B.  Federal Income Taxes. It is the Trust's policy to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. No capital gain distributions will be made by the Trust until any capital loss carryforwards have been fully utilized or expire.

C.  Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Dividend income is recognized on the ex-dividend date. Interest income is recorded on an accrual basis at the then-current interest rate of the loan. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectable, accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. For all loans, except revolving credit facilities, fees received are treated as discounts and are accreted whereas premiums are amortized. Fees associated with revolving credit facilities are deferred and recognized over the shorter of four years or the actual term of the loan.

D.  Foreign Currency Translation. The books and records of the Trust are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2007 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

E.  Forward Foreign Currency Contracts. The Trust may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Trust agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Trust's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

F.  Distributions to Common Shareholders. The Trust declares and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. The Trust records distributions to its shareholders on the ex-dividend date.

G.  Dividend Reinvestments. Pursuant to the Trust's Shareholder Investment Program (the "Program"), DST Systems, Inc. ("DST"), the Program administrator, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the NAV per share of the Trust's common shares on the valuation date. If the market price plus commissions is equal to or exceeds NAV, new shares are issued by the Trust at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

H.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2007 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I.  Share Offerings. The Trust issues shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 3 — INVESTMENTS

For the nine months ended November 30, 2007, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $1,086,812,259 and $974,214,861, respectively. At November 30, 2007, the Trust held senior loans valued at $1,877,025,208 representing 99.7% of its total investments. The market value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan.

Common and preferred shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2007 (Unaudited) (continued)

NOTE 3 — INVESTMENTS (continued)

Dates of acquisition and cost of assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	06/05/02	$107,510
Block Vision Holdings Corporation (571 Common Shares)	09/17/02	—
Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	12/26/00	9,893
Cedar Chemical (Liquidation Interest)	12/31/02	—
Covenant Care, Inc. (Warrants for 19,000 Common Shares, Expires January 13, 2005)	12/22/95	—
Covenant Care, Inc. (Warrants for 26,901 Common Shares, Expires March 31, 2013)	01/18/02	—
Decision One Corporation (1,752,103 Common Shares)	05/17/05	1,116,773
Enterprise Profit Solutions (Liquidation Interest)	10/21/02	—
EquityCo, LLC (Warrants for 28,752 Common Shares)	02/25/05	—
Euro United Corporation (Residual Interest in Bankruptcy Estate)	06/21/02	100
Grand Union Company (Residual Interest in Bankruptcy Estate)	07/01/02	2,576
Imperial Home Décor Group, Inc. (Liquidation Interest)	01/22/04	—
Insilco Technologies (Residual Interest in Bankruptcy Estate)	05/02/03	1
IT Group, Inc. (Residual Interest in Bankruptcy Estate)	09/12/03	25
Kevco Inc. (Residual Interest in Bankruptcy Estate)	06/05/02	25
Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)	08/25/05	—
Lincoln Pulp and Easten Fine (Residual Interest in Bankruptcy Estate)	06/08/04	—
IAP Acquisition Corporation (17,348 Common Shares)	08/29/03	—
IAP Acquisition Corporation (1,084 Common Shares)	08/29/03	428,603
IAP Acquisition Corporation (1,814 Common Shares)	08/29/03	—
IAP Acquisition Corporation (3,524 Common Shares)	08/29/03	3,524,300
Norwood Promotional Products, Inc. (104,148 Common Shares)	08/23/04	32,939
Safelite Realty Corporation (57,804 Common Shares)	10/12/00	—
Transtar Metals (Residual Interest in Bankruptcy Estate)	01/09/03	40,230
TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)	10/15/02	—
US Office Products Company (Residual Interest in Bankruptcy Estate)	02/11/04	—
Total Restricted Securities excluding senior loans (market value of $569,992 was 0.1% of net assets at November 30, 2007)		$5,262,975

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2007 (Unaudited) (continued)

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Trust has entered into an investment management agreement ("Investment Advisory Agreement") with the Investment Adviser, an Arizona limited liability company, to provide advisory and management services. The Investment Advisory Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's Managed Assets. For purposes of the Investment Advisory Agreement, "Managed Assets" shall mean the Trust's average daily gross asset value, minus the sum of the Trust's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding preferred shares).

The Investment Adviser entered into a Sub-Advisory agreement with ING IM, a Connecticut corporation. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

The Trust has also entered into an administration agreement with ING Funds Services, LLC (the "Administrator") to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% plus the proceeds of any outstanding borrowings of the Trust's Managed Assets.

The Investment Adviser, ING IM and the Administrator are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individual and institutional investors.

NOTE 5 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2007, the Trust had the following amounts recorded in payables to affiliates on the accompanying Statement of Assets and Liabilities:

Accrued Investment Management Fees	Accrued Administrative Fees	Total
$1,276,729	$398,978	$1,675,707

The Trust has adopted a Retirement Policy ("Policy") covering all independent trustees of the Trust who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy agreement.

NOTE 6 — COMMITMENTS

The Trust has entered into both a $90 million 364-day revolving credit agreement which matures August 20, 2008 and a $535 million 364-day revolving securitization facility which matures June 12, 2008, collateralized by assets of the Trust. Borrowing rates under these agreements are based on a fixed spread over LIBOR, the federal funds rate, or a commercial paper-based rate. Prepaid arrangement fees for these facilities are amortized over the term of the agreements. The amount of borrowings outstanding at November 30, 2007, was $452 million. Weighted average interest rate on outstanding borrowings was 5.67%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 23.3% of total assets at November 30, 2007. Average borrowings for the nine months ended November 30, 2007 were $398,181,818 and the average annualized interest rate was 5.93% excluding other fees related to the unused portion of the facilities, and other fees.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2007 (Unaudited) (continued)

NOTE 6 — COMMITMENTS (continued)

As of November 30, 2007, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Advance Food Co.	$166,968
Bausch & Lomb, Inc.	400,000
Builders Firstsource, Inc.	1,500,000
Calpine Corp.	2,100,000
Cannery Casino Resorts	1,110,236
Cellular South, Inc.	500,000
Cengage Learning, Inc.	3,333,333
Centaur Gaming	350,877
Coach America Holdings, Inc.	442,989
Coleto Creek Power	5,000,000
Community Health Systems, Inc.	3,526,682
FCH KFT — Term Loan B	28,939
FCH KFT — Term Loan C	28,939
Fender Musical Instruments Corp.	1,166,667
Fleetcor Technologies Operating Co., LLC	116,667
Fontainebleau Resorts, LLC	966,667
Golden Nugget, Inc.	545,455
Hearthstone Housing Partners II, LLC	1,758,824
Hub International Holdings, Inc.	250,980
Iasis Healthcare Corp.	$266,614
Inventiv Health, Inc.	57,143
Isle of Capri Casinos, Inc.	1,324,622
Kerasotes Theatres, Inc.	921,930
Las Vegas Sands, LLC	1,600,000
Levana Holding 4 GmbH — Term Loan B	146,170
Levana Holding 4 GmbH — Term Loan C	146,170
Longview Power, LLC	405,333
MEG Energy Corp.	2,320,000
Norwood Promotional Products Holdings, Inc.	680,147
NRG Energy, Inc.	4,963,920
PLY Gem Industries, Inc.	1,250,000
Sturm Foods, Inc.	500,000
Sun Healthcare Group, Inc.	62,069
United Surgical Partners International, Inc.	117,742
Univision Communications	964,934
Valassis Communications, Inc.	320,000
$39,341,017

NOTE 7 — RIGHTS AND OTHER OFFERINGS

As of November 30, 2007, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
9/15/98	25,000,000	12,374,909
3/04/99	5,000,000	3,241,645

On November 2, 2000, the Trust issued 3,600 shares each of Series M, Series W and Series F Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000 liquidation preference, for a total issuance of $270 million. Also, on November 16, 2000, the Trust issued 3,600 shares of Series T and Series Th Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000, liquidation preference, for a total issuance of $180 million. The Trust used the net proceeds of the offering to partially pay down the then existing indebtedness and to purchase additional senior loans. Preferred Shares pay dividends based on a rate set at auctions, normally held every 7 days. In most instances dividends are also payable every 7 days, on the first business day following the end of the rate period. Preferred shares have no stated conversion, redemption or liquidation date, but may be redeemed at the election of the Trust. Such shares may only be redeemed by the Preferred Shareholders if the Trust fails to meet certain credit quality thresholds within its portfolio.

NOTE 8 — CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Trust's custodian and recordkeeper. Custody fees paid to SSB are reduced by earnings credits based on the cash balances held by SSB for the Trust. There were no earnings credits for the nine month period ended November 30, 2007.

NOTE 9 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2007 (Unaudited) (continued)

NOTE 9 — SUBORDINATED LOANS AND UNSECURED LOANS (continued)

or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Adviser believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. Subject to the aggregate 20% limit on other investments, the Trust may invest up to 20% of its total assets in unsecured floating rate loans, notes and other debt instruments and 5% of its total assets in floating rate subordinated loans. As of November 30, 2007, the Trust held 0.3% of its total assets in subordinated loans and unsecured loans.

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Prime Rate Trust
	Nine Months Ended November 30, 2007	Year Ended February 28, 2007
Number of Shares
Dividends reinvested	61,258	—
Net increase in shares outstanding	61,258	—
Dollar Amount ($)
Dividends reinvested	$467,924	$—
Net increase	$467,924	$—

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Nine months ended November 30, 2007	Year ended February 28, 2007
Ordinary Income	Ordinary Income
$79,420,708	$102,371,727

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2007 were:

Undistributed Ordinary Income	Unrealized Appreciation	Post-October Currency Losses Deferred	Capital Loss Carryforwards	Expiration Dates
$5,656,916	$33,968,276	$(1,770,705)	$(33,536,215)	2008
			(847,193)	2009
			(47,376,376)	2010
			(97,064,717)	2011
			(57,686,392)	2012
			(22,421,058)	2013
			(560,828)	2014
			$(259,492,779)

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2007 (Unaudited) (continued)

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 was effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. However, acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the SEC has indicated that they would not object if a fund implements FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. For February year-end funds, the current NAV and this quarterly report are required to reflect the effects of FIN 48. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Funds has analyzed the tax positions of the Funds. Upon adoption of FIN 48, we identified no uncertain tax positions that have not met the more likely-than-not standard.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 ("SFAS No. 157"), "Fair Value Measurements." The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. As of November 30, 2007, management of the Funds is currently assessing the impact, if any, that will result from adopting SFAS No. 157.

NOTE 13 — INFORMATION REGARDING TRADING OF ING'S US MUTUAL FUNDS

As discussed in earlier supplements, ING Investments, LLC ("Investments"), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the "Boards") of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2007 (Unaudited) (continued)

NOTE 13 — INFORMATION REGARDING TRADING OF ING'S US MUTUAL FUNDS (continued)

within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

Investments has advised the Boards that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•  ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

Other Regulatory Matters.

The New York Attorney General (the "NYAG") and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of Investments were named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation (the "NH Bureau") concerning their administration of the New Hampshire state employees deferred compensation plan.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2007 (Unaudited) (continued)

NOTE 13 — INFORMATION REGARDING TRADING OF ING'S US MUTUAL FUNDS (continued)

Other federal and state regulators could initiate similar actions in this or other areas of ING's businesses. These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged. In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate. At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTE 14 — SUBSEQUENT EVENTS

Subsequent to November 30, 2007, the Trust paid to Common Shareholders the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.0475	11/30/07	12/10/07	12/24/07
$0.0475	12/20/07	12/31/07	1/10/08

Subsequent to November 30, 2007, the Trust paid to Preferred Shareholders the following dividends from net investment income:

Preferred Shares	Total Per Share Amount	Auction Dates	Record Dates	Payable Dates
Series M	$182.29	12/03/07-01/14/08	12/10/07-01/18/08	12/11/07-01/22/08
Series T	$173.76	12/04/07-01/15/08	12/11/07-01/22/08	12/12/07-01/23/08
Series W	$176.78	12/05/07-01/16/08	12/12/07-01/23/08	12/13/07-01/24/08
Series Th	$179.19	12/06/07-01/17/08	12/13/07-01/24/08	12/14/07-01/25/08
Series F	$171.76	12/07/07-01/18/08	12/14/07-01/25/08	12/17/07-01/28/08

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited)

Senior Loans*: 185.1%			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Aerospace & Defense: 3.6%
		Avio Group	NR	NR
EUR	708,333	Term Loan, 6.222%,
		maturing December 13, 2014			$1,016,018
	$556,314	Term Loan, 7.638%,
		maturing December 13, 2014			542,058
EUR	708,333	Term Loan, 6.597%,
		maturing December 13, 2015			1,021,201
	$590,346	Term Loan, 8.125%,
		maturing December 13, 2015			578,170
		Delta Air Lines, Inc.	Ba2	BB-
	1,417,500	Term Loan, 7.360%, maturing April 30, 2012			1,350,169
		Delta Air Lines, Inc.	B2	B
	2,493,750	Term Loan, 8.082%, maturing April 30, 2012			2,396,671
		Dyncorp International, LLC	Ba2	BB
	2,169,188	Term Loan, 7.250%, maturing February 11, 2011			2,055,305
		Forgings International, Ltd.	NR	NR
	1,224,034	Term Loan, 7.970%, maturing August 11, 2014			1,224,034
GBP	214,683	Term Loan, 9.138%,
		maturing August 11, 2014			441,560
	$1,317,025	Term Loan, 8.220%,
		maturing August 11, 2015			1,317,025
GBP	231,803	Term Loan, 9.388%,
		maturing August 11, 2015			476,772
		Hawker Beechcraft Acquisition Company, LLC	Ba3	BB
	$6,779,566	Term Loan, 7.168%,
		maturing March 26, 2014			6,509,441
	712,208	Term Loan, 7.198%, maturing March 26, 2014			683,831
		Hexcel Corporation	Ba1	BB+
	637,969	Term Loan, 6.913%, maturing March 01, 2012			625,209
		McKechnie Aerospace DE, Inc.	Ba3	B+
	997,500	Term Loan, 7.200%, maturing May 11, 2014			948,872
		Transdigm, Inc.	Ba3	BB-
	3,000,000	Term Loan, 7.200%, maturing June 23, 2013			2,938,125
		United Airlines, Inc.	B1	BB-
	3,487,500	Term Loan, 6.907%, maturing February 01, 2014			3,325,234
		US Airways Group, Inc.	B2	B+
	6,200,000	Term Loan, 7.283%, maturing March 24, 2014			5,809,915
		Wesco Aircraft Hardware Corporation	B1	BB-
	1,458,750	Term Loan, 7.450%, maturing September 29, 2013			1,431,398
		Wyle Holdings, Inc.	NR	BB-
	1,750,418	Term Loan, 7.420%, maturing January 28, 2011			1,724,162
					36,415,170

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Automobile: 3.5%
		Dollar Thrifty Automotive Group, Inc.	B1	BB
$748,125		Term Loan, 6.907%, maturing June 15, 2014			$725,681
	(2)	Federal-Mogul Corporation	NR	BBB+
1,500,000		Debtor-In-Possession Term Loan, 6.550%, maturing December 31, 2007			1,494,413
		Ford Motor Company	Ba3	B+
1,234,391		Term Loan, 8.700%, maturing December 15, 2013			1,155,979
		Hertz Corporation	Ba1	BB+
4,842,357		Term Loan, 6.442%, maturing December 21, 2012			4,759,248
1,027,778		Term Loan, 6.988%, maturing December 21, 2012			1,010,138
		KAR Holdings, Inc.	Ba3	B+
4,488,750		Term Loan, 7.450%, maturing October 20, 2013			4,260,304
		Navistar International Corporation	NR	NR
1,800,000		Term Loan, 6.853%, maturing January 19, 2012			1,750,050
		Oshkosh Truck Corporation	Ba3	BBB-
17,775,000		Term Loan, 7.450%, maturing December 06, 2013			17,189,225
		SAF-Holland Group GmbH	NR	NR
1,420,523		Term Loan, 7.072%, maturing November 30, 2014			1,385,010
1,346,400		Term Loan, 7.572%, maturing November 30, 2015			1,326,204
					35,056,252
Beverage, Food & Tobacco: 4.3%
		Advance Food Company	B1	BB-
581,466		Term Loan, 6.950%, maturing March 16, 2014			549,486
		ARAMARK Corporation	Ba3	BB-
1,628,936		Term Loan, 7.198%, maturing January 26, 2014			1,558,077
16,822,496		Term Loan, 7.198%, maturing January 26, 2014			16,090,717
2,977,500		Term Loan, 7.198%, maturing January 26, 2014			2,847,979
		B&G Foods, Inc.	Ba2	BB-
706,522		Term Loan, 7.060%, maturing February 23, 2013			692,391
		Birds Eye Foods, Inc.	B1	B+
861,667		Term Loan, 6.950%, maturing March 22, 2013			819,660
		Bolthouse Farms, Inc.	B1	B+
1,960,038		Term Loan, 7.500%, maturing December 16, 2012			1,931,862
		Bumble Bee Foods, LLC	B1	B+
1,200,000		Term Loan, 7.244%, maturing May 02, 2012			1,176,000

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Beverage, Food & Tobacco: (continued)
		Golden State Foods	B1	B+
	$3,860,000	Term Loan, 6.710%, maturing February 28, 2011			$3,744,200
		Iglo Birds Eye	NR	NR
EUR	380,330	Term Loan, 6.550%, maturing October 27, 2014			547,673
EUR	568,424	Term Loan, 6.550%, maturing October 27, 2014			818,529
EUR	51,247	Term Loan, 6.475%, maturing November 30, 2014			73,795
EUR	380,330	Term Loan, 6.925%, maturing October 27, 2015			547,673
EUR	568,424	Term Loan, 6.925%, maturing October 27, 2015			822,094
EUR	51,247	Term Loan, 6.850%, maturing November 30, 2015			74,116
		Pinnacle Foods Holding Corporation	B2	B
	$5,685,750	Term Loan, 7.948%, maturing April 02, 2014			5,415,677
		Sturm Foods, Inc.	B1	B
	2,985,000	Term Loan, 7.563%, maturing January 31, 2014			2,716,350
		United Biscuits	NR	NR
GBP	1,476,692	Term Loan, 8.694%, maturing December 14, 2014			2,900,584
		Van Houtte, Inc.	B1	BB-
	$658,350	Term Loan, 7.698%, maturing July 19, 2014			641,891
	89,775	Term Loan, 7.698%, maturing January 19, 2015			83,491
					44,052,245
Buildings & Real Estate: 3.3%
		Capital Automotive, L.P.	Ba1	BB+
	9,913,155	Term Loan, 6.470%, maturing December 16, 2010			9,734,609
		Contech Construction Products, Inc.	Ba3	BB
	1,720,347	Term Loan, 6.729%, maturing January 31, 2013			1,651,533
		Custom Building Products, Inc.	B1	BB-
	4,299,216	Term Loan, 7.072%, maturing October 29, 2011			4,062,759
		Headwaters, Inc.	Ba2	BB+
	1,830,256	Term Loan, 6.790%, maturing April 30, 2011			1,791,198
		Hearthstone Housing Partners II, LLC	NR	NR
	3,594,118	Revolver, 4.643%, maturing December 01, 2007			3,504,265
		John Maneely Company	B3	B+
	4,335,484	Term Loan, 8.434%, maturing December 08, 2013			3,909,679
		KCPC Acquisition, Inc.	Ba2	B
	605,776	Term Loan, 7.201%, maturing May 22, 2014			578,517
	189,655	Term Loan, 7.438%, maturing May 22, 2014			181,121

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Buildings & Real Estate: (continued)
		LaFarge Roofing	NR	NR
EUR	441,573	Term Loan, 6.425%, maturing March 31, 2015			$548,824
EUR	180,337	Term Loan, 6.425%, maturing March 31, 2015			224,138
	$169,425	Term Loan, 7.500%, maturing March 31, 2015			143,870
EUR	409,551	Term Loan, 6.675%, maturing March 31, 2016			512,021
EUR	210,674	Term Loan, 6.675%, maturing March 31, 2016			263,385
	$171,654	Term Loan, 7.750%, maturing March 31, 2016			146,621
		Nortek, Inc.	Ba2	B+
	3,481,059	Term Loan, 7.080%, maturing August 27, 2011			3,289,601
		Ply Gem Industries, Inc.	B1	BB-
	178,571	Revolver, 1.555%, maturing February 12, 2009			167,857
		Shea Capital I, LLC	Ba3	BB-
	990,000	Term Loan, 7.200%, maturing October 27, 2011			846,450
		Tishman Speyer	Ba2	BB-
	1,500,000	Term Loan, 6.420%, maturing December 27, 2012			1,446,563
					33,003,011
Cargo Transport: 2.1%
		Baker Tanks, Inc.	B1	B
	1,990,000	Term Loan, 7.103%, maturing May 08, 2014			1,945,225
		Dockwise Transport N.V.	NR	NR
	1,094,819	Term Loan, 7.573%, maturing April 20, 2015			1,061,427
	875,000	Term Loan, 7.573%, maturing April 20, 2015			848,313
	875,000	Term Loan, 8.073%, maturing March 31, 2016			852,688
	1,094,819	Term Loan, 8.073%, maturing April 20, 2016			1,066,902
		Dockwise Transport N.V.	NR	NR
	500,000	Term Loan, 9.698%, maturing September 30, 2016			487,813
	560,000	Term Loan, 9.698%, maturing October 20, 2016			546,350
		Gainey Corporation	B3	B-
	772,952	Term Loan, 10.716%, maturing April 20, 2012			523,031
		Greatwide Logistics Services, Inc.	B3	B
	2,977,500	Term Loan, 8.700%, maturing December 19, 2013			2,530,875
		Inmar, Inc.	B1	B
	572,125	Term Loan, 7.700%, maturing April 30, 2013			554,961
		Kenan Advantage Group, Inc.	B3	B+
	982,508	Term Loan, 7.948%, maturing December 16, 2011			957,946

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

				Bank Loan Ratings†		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Cargo Transport: (continued)
		(2)	Neoplan USA Corporation	NR	NR
	$1,534,245	(3)	Term Loan, 11.008%, maturing June 30, 2006			$669,429
			Railamerica Transportation Corporation	NR	NR
	4,200,000		Term Loan, 7.120%, maturing August 14, 2008			4,126,500
			TNT Logistics	Ba2	BB-
	723,070		Term Loan, 7.726%, maturing November 04, 2013			706,078
	1,912,679		Term Loan, 8.086%, maturing November 04, 2013			1,883,988
			US Shipping Partners, L.P.	B1	BB-
	2,809,479		Term Loan, 8.698%, maturing March 31, 2012			2,739,242
						21,500,768
Cellular: 2.5%
			Alltel Communications, Inc.	Ba3	BB-
	4,250,000	(5)	Term Loan, maturing May 16, 2015			4,077,051
			Centennial Communications Corporation	Ba2	BB-
	10,085,631		Term Loan, 7.190%, maturing February 09, 2011			9,833,490
			Cricket Communications, Inc.	Ba2	B+
	5,925,000		Term Loan, 8.198%, maturing June 16, 2013			5,809,676
			NTELOS, Inc.	Ba3	BB-
	4,333,324		Term Loan, 7.080%, maturing August 24, 2011			4,270,490
			Telepak, Inc./Cellular South	Ba3	B+
	1,496,250		Term Loan, 6.631%, maturing May 29, 2014			1,451,363
						25,442,070
Chemicals, Plastics & Rubber: 8.4%
			AZ Chem US, Inc.	B1	BB-
EUR	757,691		Term Loan, 6.981%, maturing February 28, 2013			1,009,185
			AZ Chem US, Inc.	Caa1	CCC+
	$333,333		Term Loan, 10.570%, maturing February 28, 2014			291,111
			Borsodchem Nyrt.	NR	NR
EUR	804,394		Term Loan, 6.512%, maturing April 15, 2015			1,133,622
EUR	804,394		Term Loan, 7.236%, maturing April 15, 2016			1,139,509
			Brenntag Holding GmbH & Co. KG	B1	B+
	$3,621,818		Term Loan, 7.387%, maturing January 17, 2014			3,455,819
	1,178,182		Term Loan, 7.387%, maturing January 17, 2014			1,124,182
			Celanese	Ba3	BB
	3,200,000		Term Loan, 4.706%, maturing April 02, 2014			3,074,666
	6,965,000		Term Loan, 6.979%, maturing April 02, 2014			6,692,202
			Cristal Inorganic Chemicals, Inc.	Ba3	BB-
	2,900,000		Term Loan, 7.448%, maturing May 15, 2014			2,740,500

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Chemicals, Plastics & Rubber: (continued)
		Cristal Inorganic Chemicals, Inc.	B3	CCC+
	$900,000	Term Loan, 10.948%, maturing November 15, 2014			$799,875
		Flint Group	NR	NR
	936,821	Term Loan, 7.393%, maturing December 31, 2012			887,638
	1,290,100	Term Loan, 7.393%, maturing December 31, 2013			1,229,627
	2,333,333	Term Loan, 7.393%, maturing November 09, 2014			2,210,833
EUR	666,667	Term Loan, 7.002%, maturing December 31, 2014			929,418
	$353,279	Term Loan, 7.393%, maturing December 31, 2014			334,732
		Hawkeye Renewables, LLC	B3	NR
	3,703,125	Term Loan, 9.022%, maturing June 30, 2012			2,710,688
		Hexion Specialty Chemicals, Inc.	Ba3	B+
	2,475,000	Term Loan, 7.188%, maturing May 05, 2013			2,405,391
	1,176,000	Term Loan, 7.374%, maturing May 05, 2013			1,142,925
	997,500	Term Loan, 7.440%, maturing May 05, 2013			969,445
	7,866,767	Term Loan, 7.500%, maturing May 05, 2013			7,645,514
	1,707,511	Term Loan, 7.500%, maturing May 05, 2013			1,659,487
		Huntsman International, LLC	Ba1	BB+
	2,189,584	Term Loan, 6.533%, maturing August 16, 2012			2,152,026
		Ineos US Finance, LLC	Ba3	BB-
	2,316,047	Term Loan, 7.364%, maturing December 16, 2012			2,231,124
	2,883,601	Term Loan, 7.451%, maturing December 16, 2013			2,801,900
	2,882,811	Term Loan, 7.858%, maturing December 23, 2014			2,801,132
		Innophos, Inc.	Ba1	BB-
	903,409	Term Loan, 7.080%, maturing August 13, 2010			888,729
		ISP Chemco, Inc.	Ba3	BB-
	3,491,250	Term Loan, 6.780%, maturing June 04, 2014			3,323,670
		JohnsonDiversey, Inc.	Ba2	BB-
	503,580	Term Loan, 6.878%, maturing December 16, 2010			495,082
	2,612,396	Term Loan, 6.878%, maturing December 16, 2011			2,568,312
		Kraton Polymers, LLC	Ba3	B+
	1,586,460	Term Loan, 7.250%, maturing May 12, 2013			1,519,036
		Lucite International US Finco, Ltd.	Ba3	BB-
	1,035,573	Term Loan, 7.450%, maturing July 07, 2013			1,003,211
	702,934	Term Loan, 7.450%, maturing July 07, 2013			680,967
		MacDermid, Inc.	B1	BB-
EUR	834,138	Term Loan, 6.976%, maturing April 09, 2014			1,184,261
	$1,702,653	Term Loan, 7.198%, maturing April 12, 2014			1,627,098

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Chemicals, Plastics & Rubber: (continued)
		Nalco Company	Ba2	BB
	$2,190,301	Term Loan, 6.778%, maturing November 04, 2010			$2,155,317
		Northeast Biofuels, LLC	B1	B+
	1,268,293	Term Loan, 8.448%, maturing June 30, 2013			1,141,463
		Polypore, Inc.	Ba3	BB-
	3,325,000	Term Loan, 7.060%, maturing July 03, 2014			3,212,781
		Rockwood Specialties Group, Inc.	Ba2	BB+
	9,775,365	Term Loan, 6.460%, maturing December 13, 2013			9,416,931
		Vertellus Specialties, Inc.	B3	B+
	2,345,313	Term Loan, 8.488%, maturing March 31, 2013			2,333,586
					85,122,995
Containers, Packaging & Glass: 5.1%
		Berry Plastics Corporation	Ba3	BB-
	9,966,209	Term Loan, 6.706%, maturing April 03, 2015			9,353,008
		Graham Packaging Company	B1	B+
	13,134,000	Term Loan, 7.661%, maturing October 07, 2011			12,631,217
		Graphic Packaging International, Inc.	Ba2	BB-
	8,175,739	Term Loan, 7.072%, maturing May 16, 2014			7,945,796
		Klockner Pentaplast	NR	NR
EUR	1,500,000	Term Loan, 7.275%, maturing November 30, 2015			1,858,837
	$2,000,000	Term Loan, 7.744%, maturing November 30, 2015			1,730,000
		Mauser AG	NR	NR
EUR	625,000	Term Loan, 6.545%, maturing June 13, 2013			800,434
EUR	625,000	Term Loan, 6.795%, maturing June 13, 2014			805,008
	$842,699	Term Loan, 7.198%, maturing June 13, 2015			737,362
	842,699	Term Loan, 7.448%, maturing June 13, 2016			741,575
		Owens-Illinois	Ba2	BB+
EUR	2,154,375	Term Loan, 5.639%, maturing April 01, 2008			2,979,824
		Pro Mach, Inc.	B1	B
	$2,462,500	Term Loan, 7.450%, maturing December 01, 2011			2,413,250
		Smurfit-Stone Container Corporation	Ba2	BB
	1,833,535	Term Loan, 7.300%, maturing November 01, 2011			1,798,296
	3,134,526	Term Loan, 7.420%, maturing November 01, 2011			3,074,283
		Tegrant Holding Company	B2	BB-
	497,500	Term Loan, 7.880%, maturing March 08, 2014			453,969
		Tegrant Holding Company	Caa2	CCC+
	500,000	Term Loan, 10.630%, maturing March 08, 2015			440,000
		Xerium Technologies, Inc.	B2	B+
	4,259,213	Term Loan, 7.948%, maturing May 18, 2012			3,950,420
					51,713,279

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Data and Internet Services: 9.0%
		Activant Solutions, Inc.	B1	B+
	$930,897	Term Loan, 6.953%, maturing May 02, 2013			$877,371
		Acxiom Corporation	Ba2	BB
	1,813,333	Term Loan, 6.475%, maturing September 15, 2012			1,740,800
		Amadeus IT Group, S.A.	NR	NR
EUR	768,581	Term Loan, 6.567%, maturing July 31, 2013			1,067,153
EUR	768,581	Term Loan, 6.817%, maturing July 31, 2013			1,072,267
		Audatex	B1	B+
	$3,233,750	Term Loan, 7.688%, maturing May 16, 2014			3,088,231
		Carlson Wagonlit Holdings, B.V.	Ba2	BB-
	2,750,000	Term Loan, 7.234%, maturing August 03, 2012			2,626,250
		First Data Corporation	Ba3	BB-
	4,496,923	Term Loan, 7.960%, maturing September 24, 2014			4,266,739
	250,000	Term Loan, 7.960%, maturing September 24, 2014			237,926
	2,203,846	Term Loan, 7.960%, maturing September 30, 2014			2,105,775
		Open Text Corporation	Ba3	BB
	1,464,285	Term Loan, 7.070%, maturing October 02, 2013			1,442,321
		Orbitz	B1	BB-
	10,500,000	Term Loan, 8.198%, maturing July 24, 2014			10,080,000
		Reynolds & Reynolds Company	Ba2	BB
	10,286,341	Term Loan, 7.198%, maturing October 26, 2012			9,990,609
		Reynolds & Reynolds Company	B3	B
	1,125,000	Term Loan, 10.698%, maturing October 26, 2013			1,105,313
		Sabre, Inc.	B1	B+
	15,958,689	Term Loan, 6.960%, maturing September 30, 2014			14,730,955
		Sitel, LLC	B2	BB-
	3,893,842	Term Loan, 7.453%, maturing January 30, 2014			3,543,396
		Sungard Data Systems, Inc.	Ba3	BB
	28,321,212	Term Loan, 6.898%, maturing February 28, 2014			27,386,018
		Transaction Network Services, Inc.	B1	BB-
	2,356,651	Term Loan, 7.479%, maturing March 28, 2014			2,321,302
		Travelport, Inc.	Ba3	BB-
	1,445,156	Term Loan, 7.448%, maturing August 23, 2013			1,378,059
	289,971	Term Loan, 7.448%, maturing August 23, 2013			276,508
	997,500	Term Loan, 7.448%, maturing May 23, 2014			948,872

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

				Bank Loan Ratings†		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Data and Internet Services: (continued)
			Verifone, Inc.	B1	BB
	$1,063,125		Term Loan, 6.709%, maturing October 31, 2013			$1,044,520
						91,330,385
Diversified / Conglomerate Manufacturing: 4.5%
			Aearo Technologies, Inc.	B1	B
	1,596,000		Term Loan, 7.448%, maturing June 01, 2014			1,582,535
			Aearo Technologies, Inc.	Caa1	B-
	1,200,000		Term Loan, 10.698%, maturing September 24, 2013			1,201,500
			Axia, Inc.	B3	B-
	1,473,750		Term Loan, 9.950%, maturing December 21, 2012			1,105,313
			BOC Edwards	B1	BB
	2,244,375		Term Loan, 7.081%, maturing May 31, 2014			2,064,825
			Brand Services, Inc.	B1	B
	2,361,404		Term Loan, 7.482%, maturing February 07, 2014			2,251,204
	1,250,000	(5)	Term Loan, maturing February 07, 2014			1,225,000
			Brand Services, Inc.	Caa1	CCC+
	1,600,000		Term Loan, 11.100%, maturing February 07, 2015			1,524,000
			Dresser, Inc.	B2	B+
	4,910,577		Term Loan, 7.446%, maturing May 04, 2014			4,717,837
			EPD, Inc.	B1	B+
	437,500		Term Loan, 7.300%, maturing July 31, 2014			423,646
	3,062,500		Term Loan, 7.460%, maturing July 31, 2014			2,965,520
			Ferretti S.P.A.	NR	NR
EUR	600,000		Term Loan, 4.715%, maturing March 31, 2015			847,271
EUR	600,000		Term Loan, 4.715%, maturing March 31, 2016			851,662
			Flextronics International, Ltd.	Ba1	BB+
	$625,000		Term Loan, 7.455%, maturing October 15, 2012			613,574
	1,359,375		Term Loan, 7.394%, maturing October 12, 2014			1,332,188
	390,625		Term Loan, 7.455%, maturing October 15, 2014			383,484
			Generac Power Systems, Inc.	B1	B
	4,455,000		Term Loan, 7.730%, maturing November 09, 2013			3,875,053
			Gentek Holding Corporation	Ba3	BB-
	383,623		Term Loan, 6.660%, maturing February 28, 2011			380,746
	2,139,864		Term Loan, 7.304%, maturing February 28, 2011			2,123,815
			Goodman Global Holdings, Inc.	Ba2	BB
	720,714		Term Loan, 6.438%, maturing December 23, 2011			715,309

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Diversified / Conglomerate Manufacturing: (continued)
	Itron, Inc.	Ba3	B+
$796,000	Term Loan, 7.016%, maturing April 18, 2014			$780,329
	Mueller Group, Inc.	Ba3	BB+
3,766,786	Term Loan, 6.726%, maturing May 24, 2014			3,600,418
	Norcross Safety Products, LLC	Ba1	BB
963,518	Term Loan, 7.319%, maturing June 30, 2012			944,248
	Rexnord Corporation/RBS Global, Inc.	Ba2	BB-
2,219,262	Term Loan, 7.495%, maturing July 19, 2013			2,166,555
968,485	Term Loan, 7.642%, maturing July 19, 2013			945,484
	Sensata Technologies	Ba3	BB
4,147,500	Term Loan, 6.760%, maturing April 27, 2013			3,949,013
	Sensus Metering Systems, Inc.	Ba3	BB
97,174	Term Loan, 6.732%, maturing December 17, 2010			95,716
1,495,652	Term Loan, 6.980%, maturing December 17, 2010			1,473,217
	Springs Window Fashions, LLC	B1	B+
1,438,087	Term Loan, 8.000%, maturing December 31, 2012			1,351,801
	Textron Fastening Systems	B2	B+
495,000	Term Loan, 8.698%, maturing August 11, 2013			485,100
				45,976,363
Diversified / Conglomerate Service: 4.2%
	Affinion Group	Ba2	BB
3,937,668	Term Loan, 7.474%, maturing October 17, 2012			3,801,492
	AlixPartners, LLP	B1	BB-
2,654,938	Term Loan, 7.250%, maturing October 12, 2013			2,596,861
	Brickman Group	Ba3	BB-
1,990,000	Term Loan, 7.198%, maturing January 23, 2014			1,878,063
	Brock Holdings, Inc.	B1	B
1,492,500	Term Loan, 7.142%, maturing February 26, 2014			1,449,591
	Catalina Marketing Corporation	Ba3	BB-
3,000,000	Term Loan, 8.231%, maturing November 05, 2013			2,915,625
	Coach America Holdings, Inc.	B1	B+
1,719,020	Term Loan, 6.602%, maturing April 20, 2014			1,519,184
442,989	Term Loan, 8.048%, maturing April 20, 2014			391,492
	Fleetcor Technologies Operating Company, LLC	Ba3	B+
580,417	Term Loan, 6.966%, maturing April 30, 2013			554,298
	Intergraph Corporation	B1	BB-
1,884,107	Term Loan, 7.074%, maturing May 29, 2014			1,825,229

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Diversified / Conglomerate Service: (continued)
		ISS Global A/S	NR	NR
EUR	877,193	Term Loan, 6.729%, maturing December 31, 2013			$1,246,904
EUR	122,807	Term Loan, 6.729%, maturing December 31, 2013			174,567
		ISTA International GmbH	NR	NR
EUR	1,668,522	Term Loan, 6.344%, maturing June 30, 2015			2,226,704
EUR	331,478	Term Loan, 6.344%, maturing June 30, 2015			442,369
		Mitchell International, Inc.	Ba3	B+
	$447,750	Term Loan, 7.198%, maturing March 28, 2014			414,169
		Mitchell International, Inc.	Caa1	CCC+
	250,000	Term Loan, 10.500%, maturing March 28, 2015			227,500
		Valley National Gases, Inc.	Ba3	BB-
	1,965,879	Term Loan, 7.371%, maturing February 28, 2014			1,867,585
		Valley National Gases, Inc.	B3	CCC+
	250,000	Term Loan, 10.822%, maturing August 28, 2014			237,500
		Valleycrest Companies, LLC	B1	B+
	1,986,891	Term Loan, 7.621%, maturing October 04, 2013			1,924,800
		Vertafore, Inc.	B1	B
	3,084,519	Term Loan, 7.515%, maturing January 31, 2012			2,976,561
		West Corporation	B1	BB-
	14,454,212	Term Loan, 7.283%, maturing October 24, 2013			13,835,889
					42,506,383
Diversified Nat'l Rsrcs, Precious Metals & Minerals: 3.3%
		Georgia Pacific Corporation	Ba2	BB+
	34,780,511	Term Loan, 7.370%, maturing December 20, 2012			33,097,377
					33,097,377
Ecological: 0.9%
		Allied Waste North America, Inc.	Ba3	BBB-
	3,297,953	Term Loan, 6.600%, maturing January 15, 2012			3,162,474
	2,267,891	Term Loan, 6.621%, maturing January 15, 2012			2,174,726
		IESI Corporation	B1	BB+
	1,800,000	Term Loan, 6.610%, maturing January 21, 2012			1,740,375
		Synagro Technologies, Inc.	Ba3	BB-
	897,750	Term Loan, 6.890%, maturing April 02, 2014			870,818
		Synagro Technologies, Inc.	Caa1	B-
	485,000	Term Loan, 9.640%, maturing October 02, 2014			464,388

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Ecological: (continued)
		Wastequip, Inc.	Ba3	BB-
	$232,065	Term Loan, 7.448%, maturing February 05, 2013			$213,500
	715,130	Term Loan, 7.448%, maturing February 05, 2013			657,920
					9,284,201
Electronics: 1.5%
		Decision One	NR	NR
	1,657,827	Term Loan, 12.000%, maturing April 15, 2010			1,492,044
		Euronet Worldwide, Inc.	Ba2	BB
	868,421	Term Loan, 7.118%, maturing April 14, 2014			854,309
		Freescale Semiconductor, Inc.	Baa3	BB
	2,105,807	Term Loan, 7.330%, maturing December 01, 2013			1,971,562
		Infor Global Solutions	B1	B+
EUR	744,375	Term Loan, 7.183%, maturing July 28, 2012			1,024,135
	$498,750	Term Loan, 7.950%, maturing July 28, 2012			471,319
	106,337	Term Loan, 8.950%, maturing July 28, 2012			102,615
	203,813	Term Loan, 8.950%, maturing March 02, 2014			196,680
		Infor Global Solutions	Caa2	CCC+
EUR	500,000	Term Loan, 10.976%, maturing March 02, 2014			673,279
		Kronos, Inc.	Ba3	B+
	$2,493,750	Term Loan, 7.448%, maturing June 11, 2014			2,378,414
		NXP, B.V.	Ba2	BB-
	1,750,000	Floating Rate Note, 7.993%, maturing October 15, 2013			1,653,750
EUR	1,500,000	Floating Rate Note, 7.482%, maturing October 15, 2013			1,948,485
		ON Semiconductor	Ba1	BB
	$1,990,000	Term Loan, 6.948%, maturing September 03, 2013			1,930,300
		SI International, Inc.	Ba3	B+
	935,996	Term Loan, 7.003%, maturing February 09, 2011			921,956
					15,618,848
Finance: 1.6%
		LPL Holdings, Inc.	B1	B
	7,468,734	Term Loan, 7.198%, maturing June 28, 2013			7,169,985
		Nuveen Investments, Inc.	Ba3	BB-
	2,000,000	Term Loan, 7.724%, maturing November 09, 2014			1,976,964
		Rent-A-Center, Inc.	Ba2	BB+
	2,417,650	Term Loan, 7.199%, maturing June 30, 2012			2,316,914
		Riskmetrics	Ba3	BB-
	1,393,000	Term Loan, 7.448%, maturing January 11, 2014			1,363,399
		TD Ameritrade Holding Corporation	Ba1	BB
	3,834,062	Term Loan, 6.320%, maturing December 31, 2012			3,740,208
					16,567,470

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Foreign Cable, Foreign TV, Radio and Equipment: 6.7%
		Casema Bidco/Serpering Investments, B.V.	NR	NR
EUR	548,444	Term Loan, 6.669%, maturing November 14, 2014			$791,419
EUR	284,889	Term Loan, 6.669%, maturing November 14, 2014			411,037
EUR	583,333	Term Loan, 7.169%, maturing November 14, 2014			841,766
EUR	583,333	Term Loan, 7.169%, maturing November 14, 2015			846,035
EUR	833,333	Term Loan, 7.169%, maturing November 14, 2015			1,208,427
		Com Hem	NR	NR
SEK	8,666,667	Term Loan, 6.668%, maturing April 30, 2015			1,308,806
SEK	8,000,000	Term Loan, 6.793%, maturing April 30, 2015			1,211,258
		Levana Holding 4 GmbH	NR	NR
EUR	935,189	Term Loan, 6.186%, maturing March 02, 2015			1,225,068
EUR	935,189	Term Loan, 6.402%, maturing March 02, 2016			1,231,912
		Numericable/YPSO France SAS	NR	NR
EUR	1,984,549	Term Loan, 6.642%, maturing July 30, 2014			2,775,388
EUR	1,249,580	Term Loan, 6.642%, maturing July 30, 2014			1,747,535
EUR	765,871	Term Loan, 6.642%, maturing July 30, 2014			1,071,069
EUR	1,305,125	Term Loan, 6.892%, maturing July 30, 2014			1,843,303
EUR	694,875	Term Loan, 6.892%, maturing July 30, 2014			981,412
		ProSiebenSat.1 Media AG	NR	NR
EUR	122,161	Term Loan, 6.587%, maturing May 09, 2015			160,921
EUR	2,715,121	Term Loan, 6.587%, maturing May 09, 2015			3,665,294
		TDF, S.A.	NR	NR
EUR	1,000,000	Term Loan, 6.373%, maturing January 31, 2015			1,364,070
EUR	1,000,000	Term Loan, 6.625%, maturing January 31, 2016			1,370,343
		UPC Financing Partnership	Ba3	B
EUR	4,535,928	Term Loan, 6.302%, maturing December 31, 2014			6,261,800
EUR	4,143,333	Term Loan, 6.302%, maturing December 31, 2014			5,719,827
EUR	3,722,638	Term Loan, 6.302%, maturing December 31, 2014			5,139,062
EUR	1,741,434	Term Loan, 6.762%, maturing December 31, 2014			2,404,031
	$5,000,000	Term Loan, 7.130%, maturing December 31, 2014			4,728,125
		Virgin Media Investment Holdings, Ltd.	Ba2	BB
GBP	4,715,588	Term Loan, 8.283%, maturing September 03, 2012			9,232,870
GBP	4,034,412	Term Loan, 8.283%, maturing September 03, 2012			7,899,164

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Foreign Cable, Foreign TV, Radio and Equipment: (continued)
GBP	994,382	Term Loan, 8.286%, maturing December 31, 2012			$1,946,947
GBP	505,618	Term Loan, 8.286%, maturing December 31, 2012			989,973
					68,376,862
Gaming: 4.7%
		Cannery Casino Resorts, LLC	B2	BB
	$236,220	Term Loan, 3.209%, maturing May 18, 2013			224,409
	1,649,409	Term Loan, 7.199%, maturing May 18, 2013			1,566,939
		CCM Merger, Inc.	Ba3	BB-
	3,392,722	Term Loan, 7.203%, maturing July 13, 2012			3,290,941
		Centaur, LLC	B1	BB-
	1,649,123	Term Loan, 8.984%, maturing October 31, 2012			1,616,140
		Fontainebleau Las Vegas, LLC	B1	B+
	1,933,333	Term Loan, 8.948%, maturing June 06, 2014			1,827,000
		Golden Nugget, Inc.	B1	BB-
	954,545	Term Loan, 6.742%, maturing June 30, 2014			909,205
		Green Valley Ranch Gaming, LLC	B1	BB-
	1,437,955	Term Loan, 7.125%, maturing February 16, 2014			1,376,841
		Green Valley Ranch Gaming, LLC	Caa1	CCC+
	750,000	Term Loan, 8.331%, maturing August 16, 2014			690,000
		Greenwood Racing, Inc.	B2	BB-
	1,488,750	Term Loan, 7.080%, maturing November 28, 2011			1,419,895
		Isle Of Capri Casinos, Inc.	Ba3	BB+
	1,761,747	Term Loan, 6.572%, maturing November 25, 2013			1,658,244
	4,404,367	Term Loan, 6.741%, maturing November 25, 2013			4,145,610
		Las Vegas Sands, LLC	Ba3	BB
	6,384,000	Term Loan, 6.950%, maturing May 23, 2014			6,046,663
		New World Gaming Partners, Ltd.	Ba3	BB-
	3,541,667	Term Loan, 9.000%, maturing June 06, 2014			3,240,625
	708,333	Term Loan, 9.000%, maturing June 06, 2014			648,125
		Penn National Gaming, Inc.	Ba2	BBB-
	5,608,610	Term Loan, 6.713%, maturing October 03, 2012			5,553,836
		Riviera Holdings Corporation	B2	BB-
	500,000	Term Loan, 7.200%, maturing June 08, 2014			486,875
		Seminole Tribe Of Florida	Baa3	BBB
	349,798	Term Loan, 6.703%, maturing March 05, 2014			343,676
	1,169,636	Term Loan, 6.750%, maturing March 05, 2014			1,149,167
	1,180,567	Term Loan, 7.125%, maturing March 05, 2014			1,159,907

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Gaming: (continued)
	Tropicana Entertainment-Landco	B2	BB-
$3,750,000	Term Loan, 7.448%, maturing July 03, 2008			$3,637,500
	VML US Finance, LLC	B1	BB-
1,600,000	Term Loan, 7.450%, maturing May 26, 2012			1,535,750
3,200,000	Term Loan, 7.450%, maturing May 25, 2013			3,071,501
2,000,000	Term Loan, 7.450%, maturing May 26, 2013			1,919,688
				47,518,537
Grocery: 0.1%
	Roundys Supermarkets, Inc.	Ba3	B+
1,134,829	Term Loan, 8.460%, maturing November 03, 2011			1,114,969
				1,114,969
Healthcare, Education and Childcare: 20.8%
	Accellent, Inc.	B1	BB-
1,965,000	Term Loan, 7.539%, maturing November 22, 2012			1,842,188
	Advanced Medical Optics, Inc.	Ba2	BB-
995,000	Term Loan, 6.857%, maturing April 02, 2014			948,981
	AGA Medical Corporation	B1	BB-
1,632,209	Term Loan, 7.170%, maturing April 28, 2013			1,560,800
	AMN Healthcare, Inc.	Ba2	BB-
643,009	Term Loan, 6.948%, maturing November 02, 2011			626,934
	Bausch & Lomb, Inc.	B1	BB-
800,000	Term Loan, 8.268%, maturing April 15, 2015			796,950
	Capella Healthcare, Inc.	B1	B+
3,608,007	Term Loan, 7.698%, maturing November 30, 2012			3,531,337
	Catalent Pharma Solutions	Ba3	BB-
6,561,333	Term Loan, 7.448%, maturing April 10, 2014			6,257,872
	CHG Medical Staffing, Inc.	Ba3	B+
400,000	Term Loan, 7.698%, maturing June 20, 2012			383,000
1,588,000	Term Loan, 7.456%, maturing December 20, 2012			1,520,510
	CHS/Community Health Systems, Inc.	Ba3	BB
53,473,318	Term Loan, 7.331%, maturing July 25, 2014			51,294,868
	Concentra Operating Corporation	Ba2	B+
1,995,000	Term Loan, 7.448%, maturing June 25, 2014			1,875,300
	CRC Health Corporation	Ba3	BB-
1,456,994	Term Loan, 7.448%, maturing February 06, 2013			1,413,284
1,481,306	Term Loan, 7.610%, maturing February 06, 2013			1,436,867
	Davita, Inc.	Ba1	BB+
9,999,946	Term Loan, 6.706%, maturing October 05, 2012			9,644,837
	Education Management Corporation	B2	B+
8,256,506	Term Loan, 7.000%, maturing June 01, 2013			7,855,033

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
		Emdeon Business Services, LLC	B1	BB-
	$2,431,581	Term Loan, 7.450%, maturing November 16, 2013			$2,358,634
		EMSC, L.P.	Ba1	BB
	3,210,619	Term Loan, 7.706%, maturing February 10, 2012			3,133,365
		Gambro	NR	NR
SEK	2,157,320	Term Loan, 6.805%, maturing June 05, 2014			328,744
SEK	2,193,365	Term Loan, 6.805%, maturing June 05, 2014			334,237
	$662,291	Term Loan, 7.158%, maturing June 05, 2014			644,906
SEK	2,193,365	Term Loan, 7.305%, maturing June 05, 2015			335,953
SEK	2,157,320	Term Loan, 7.305%, maturing June 05, 2015			330,432
	$662,291	Term Loan, 7.658%, maturing June 05, 2015			648,218
		Gentiva Health Services, Inc.	Ba3	BB-
	2,545,946	Term Loan, 7.054%, maturing March 31, 2013			2,469,567
		Golden Gate National Senior Care Holdings, LLC	Ba3	BB-
	1,092,857	Term Loan, 7.559%, maturing March 14, 2011			1,076,464
		Harlan Sprague Dawley, Inc.	B2	BB-
	2,531,458	Term Loan, 7.776%, maturing July 11, 2014			2,461,843
		Harrington Holdings, Inc.	B1	BB-
	2,454,333	Term Loan, 7.448%, maturing December 31, 2013			2,374,567
		HCA, Inc.	Ba3	BB
	35,329,786	Term Loan, 7.448%, maturing November 17, 2013			33,911,083
		Health Management Associates, Inc.	Ba2	BB-
	6,965,000	Term Loan, 6.943%, maturing February 28, 2014			6,545,164
		Iasis Healthcare, LLC	Ba2	B+
	758,824	Term Loan, 5.960%, maturing March 15, 2014			722,306
	2,986,107	Term Loan, 7.066%, maturing March 15, 2014			2,842,401
	273,450	Term Loan, 7.124%, maturing March 15, 2014			260,290
		IM US Holdings, LLC	B1	BB
	4,987,500	Term Loan, 7.198%, maturing June 26, 2014			4,794,234
		inVentiv Health, Inc.	Ba3	BB-
	940,500	Term Loan, 6.560%, maturing July 15, 2014			891,124
		Lifepoint Hospitals, Inc.	Ba2	BB
	1,821,524	Term Loan, 7.165%, maturing April 15, 2012			1,745,736
		Multiplan, Inc.	B1	B+
	1,362,071	Term Loan, 7.322%, maturing April 12, 2013			1,321,208
		National Mentor, Inc.	B1	B+
	1,994,888	Term Loan, 7.200%, maturing June 29, 2013			1,954,990
	117,736	Term Loan, 7.320%, maturing June 29, 2013			115,381

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
		Nycomed	NR	NR
EUR	543,619	Term Loan, 7.209%, maturing December 10, 2014			$727,872
EUR	394,286	Term Loan, 7.209%, maturing December 10, 2014			527,923
EUR	55,762	Term Loan, 7.209%, maturing December 10, 2014			74,662
EUR	87,538	Term Loan, 7.209%, maturing December 10, 2014			117,207
EUR	1,418,795	Term Loan, 7.209%, maturing December 10, 2014			1,899,676
EUR	543,619	Term Loan, 7.709%, maturing December 10, 2014			727,872
EUR	1,418,795	Term Loan, 7.709%, maturing December 10, 2014			1,899,676
EUR	87,538	Term Loan, 7.709%, maturing December 10, 2014			117,207
EUR	55,762	Term Loan, 7.709%, maturing December 10, 2014			74,662
EUR	394,286	Term Loan, 7.709%, maturing December 10, 2014			527,923
		Orthofix International/Colgate Medical	Ba3	BB+
	$1,870,909	Term Loan, 6.950%, maturing September 22, 2013			1,814,782
		Psychiatric Solutions, Inc.	Ba3	BB-
	671,978	Term Loan, 6.782%, maturing July 01, 2012			648,039
		Quintiles Transnational Corporation	B1	BB
	5,004,174	Term Loan, 7.200%, maturing March 31, 2013			4,849,880
		Renal Advantage, Inc.	NR	B+
	3,580,112	Term Loan, 8.098%, maturing October 06, 2012			3,481,659
		Rural/Metro Operating Company, LLC	Ba2	BB-
	519,127	Revolver, 4.660%, maturing March 04, 2011			511,340
	976,470	Term Loan, 7.076%, maturing March 04, 2011			961,823
		Select Medical Corporation	Ba2	BB-
	2,437,500	Term Loan, 7.009%, maturing February 24, 2012			2,323,749
		Sterigenics International, Inc.	B3	BB-
	1,959,310	Term Loan, 7.920%, maturing November 21, 2013			1,890,734
		Stiefel Laboratories, Inc.	B1	BB-
	1,182,875	Term Loan, 7.499%, maturing December 28, 2013			1,151,825
	1,546,500	Term Loan, 7.499%, maturing December 28, 2013			1,505,904
		Sun Healthcare Group, Inc.	Ba2	B+
	77,586	Term Loan, 3.947%, maturing April 12, 2014			74,871
	847,364	Term Loan, 7.106%, maturing April 12, 2014			817,707
	217,241	Term Loan, 7.229%, maturing April 12, 2014			209,638

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
		Surgical Care Affiliates, LLC	Ba3	B
	$2,992,500	Term Loan, 7.448%, maturing December 29, 2014			$2,756,841
		Team Health, Inc.	B1	BB-
	2,047,569	Term Loan, 7.347%, maturing November 23, 2012			1,952,869
		United Surgical Partners International, Inc.	Ba3	B
	204,839	Term Loan, 4.986%, maturing April 19, 2014			194,341
	1,669,032	Term Loan, 7.381%, maturing April 19, 2014			1,583,494
		Vanguard Health Holdings Company II, LLC	Ba3	B+
	7,842,995	Term Loan, 7.448%, maturing September 23, 2011			7,607,705
		Viant Holdings, Inc.	Ba3	B+
	748,125	Term Loan, 7.448%, maturing June 25, 2014			690,145
		VWR International, Inc.	B1	B+
EUR	2,500,000	Term Loan, 7.226%, maturing June 29, 2014			3,462,449
	$3,500,000	Term Loan, 7.698%, maturing June 29, 2014			3,327,188
					211,101,271
Home & Office Furnishings: 1.7%
		Buhrmann US, Inc.	Ba2	BB+
	1,946,727	Term Loan, 7.342%, maturing December 23, 2010			1,912,659
		Global Garden Products Italy S.P.A.	NR	NR
EUR	1,250,000	Term Loan, 6.539%, maturing October 19, 2014			1,796,022
EUR	1,250,000	Term Loan, 7.039%, maturing October 19, 2015			1,805,170
		Hilding Anders	NR	NR
SEK	18,071,429	Term Loan, 6.690%, maturing December 15, 2014			2,720,238
EUR	328,571	Term Loan, 6.999%, maturing December 15, 2014			465,284
		National Bedding Company	B1	BB
	$2,199,628	Term Loan, 7.149%, maturing August 31, 2011			2,040,155
		Simmons Company	Ba2	BB-
	7,166,516	Term Loan, 7.336%, maturing December 19, 2011			6,868,661
					17,608,189
Insurance: 1.8%
		AmWINS Group, Inc.	B2	B-
	1,995,000	Term Loan, 7.806%, maturing June 08, 2013			1,745,625
		Applied Systems, Inc.	B1	B-
	1,980,000	Term Loan, 7.425%, maturing September 26, 2013			1,920,600
		Conseco, Inc.	Ba3	B+
	6,193,138	Term Loan, 6.809%, maturing October 10, 2013			5,708,011
		Crawford & Company	B1	BB-
	2,884,762	Term Loan, 7.450%, maturing October 30, 2013			2,798,219

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Insurance: (continued)
	Hub International, Ltd.	B2	B+
$114,745	Term Loan, 3.241%, maturing June 13, 2014			$109,295
1,629,902	Term Loan, 8.203%, maturing June 13, 2014			1,552,482
	Swett & Crawford	B2	B
2,587,000	Term Loan, 7.464%, maturing April 03, 2014			2,431,780
	USI Holdings Corporation	B2	B
1,795,500	Term Loan, 7.950%, maturing May 05, 2014			1,719,191
				17,985,203
Leisure, Amusement, Entertainment: 8.0%
	24 Hour Fitness Worldwide, Inc.	Ba3	B+
3,201,250	Term Loan, 7.809%, maturing June 08, 2012			3,105,213
	Alpha D2, Ltd.	NR	NR
1,714,286	Term Loan, 7.915%, maturing December 31, 2013			1,661,143
1,285,714	Term Loan, 7.915%, maturing December 31, 2013			1,245,857
	AMF Bowling Worldwide, Inc.	B1	B+
3,117,188	Term Loan, 8.211%, maturing June 10, 2013			2,945,742
	Cedar Fair, L.P.	Ba3	BB
7,897,525	Term Loan, 6.822%, maturing August 30, 2012			7,458,225
	Cinemark USA, Inc.	Ba3	B
3,688,682	Term Loan, 6.663%, maturing October 05, 2013			3,523,267
	HIT Entertainment, Inc.	Ba3	B+
2,598,374	Term Loan, 7.170%, maturing March 20, 2012			2,481,447
	Kerasotes Showplace Theater, LLC	B1	B-
195,000	Revolver, 1.740%, maturing October 31, 2010			185,250
362,815	Term Loan, 7.125%, maturing October 31, 2011			356,466
	London Arena & Waterfront Finance, LLC	Ba3	B
788,000	Term Loan, 8.204%, maturing March 08, 2012			776,180
	Metro-Goldwyn-Mayer, Inc.	Ba3	B+
7,853,393	Term Loan, 8.448%, maturing April 08, 2012			7,325,967
33,411,293	Term Loan, 8.448%, maturing April 08, 2012			31,167,424
	NEP II, Inc.	B1	B
4,474,999	Term Loan, 7.448%, maturing February 16, 2014			4,273,624
	Warner Music Group	Ba2	BB-
14,976,937	Term Loan, 7.071%, maturing February 28, 2011			14,396,581
				80,902,386
Lodging: 1.7%
	Audio Visual Services Corporation	Ba3	B+
1,000,000	Term Loan, 7.080%, maturing February 28, 2014			961,250

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Lodging: (continued)
		Hotel Del Coronado	NR	NR
	$16,400,000	Term Loan, 6.842%, maturing January 09, 2008			$16,400,000
					17,361,250
Machinery: 1.7%
		Alliance Laundry Systems, LLC	Ba3	B+
	2,801,862	Term Loan, 7.637%, maturing January 27, 2012			2,770,341
		Enersys Capital, Inc.	Ba2	BB
	4,138,434	Term Loan, 6.761%, maturing March 17, 2011			4,009,108
		Kion Group	NR	NR
EUR	1,250,000	Term Loan, 7.047%, maturing February 28, 2015			1,766,799
EUR	1,250,000	Term Loan, 7.297%, maturing February 28, 2016			1,775,947
		LN Acquisition Corporation	B1	BB-
	$136,023	Term Loan, 7.290%, maturing July 11, 2014			133,982
	362,841	Term Loan, 7.300%, maturing July 11, 2014			357,398
		Maxim Crane Works, L.P.	B1	BB-
	2,493,750	Term Loan, 6.800%, maturing July 31, 2014			2,331,656
		United Rentals, Inc.	Ba1	BB-
	4,517,080	Term Loan, 6.658%, maturing February 14, 2011			4,415,445
					17,560,676
Mining, Steel, Iron & Nonprecious Metals: 1.1%
		Continental Alloys & Services, Inc.	B2	B
	498,750	Term Loan, 7.698%, maturing June 15, 2012			493,763
		Noranda Aluminum Acquisition Corporation	Ba2	BB-
	741,563	Term Loan, 6.910%, maturing May 18, 2014			710,664
		Novelis	Ba2	BB
	1,246,875	Term Loan, 7.200%, maturing July 06, 2014			1,187,648
	2,743,125	Term Loan, 7.200%, maturing July 06, 2014			2,612,827
		Oglebay Norton Company	B1	BB-
	1,522,779	Term Loan, 7.500%, maturing July 31, 2011			1,499,937
		Oxbow Carbon and Minerals Holdings, LLC	B1	BB-
	3,202,576	Term Loan, 7.187%, maturing May 08, 2014			3,018,428
	281,221	Term Loan, 7.198%, maturing May 08, 2014			265,051
		Tube City IMS Corporation	Ba3	BB
	1,331,149	Term Loan, 7.448%, maturing January 25, 2013			1,284,003
	162,162	Term Loan, 7.548%, maturing January 25, 2013			156,419
					11,228,740
North American Cable: 16.5%
		Atlantic Broadband	B1	B
	1,975,079	Term Loan, 7.450%, maturing August 10, 2012			1,916,650

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
North American Cable: (continued)
	Bresnan Communications, LLC	B2	BB-
$2,750,000	Term Loan, 7.103%, maturing September 29, 2013			$2,631,406
2,246,939	Term Loan, 7.180%, maturing April 30, 2014			2,150,040
	Cequel Communications, LLC	B1	BB-
38,815,319	Term Loan, 7.210%, maturing November 05, 2013			36,415,834
	Cequel Communications, LLC	Caa1	B-
525,000	Term Loan, 9.411%, maturing May 05, 2014			496,781
	Charter Communications Operating, LLC	B1	B+
60,364,583	Term Loan, 6.990%, maturing March 06, 2014			56,382,815
	CSC Holdings, Inc.	Ba2	BB
31,367,798	Term Loan, 6.415%, maturing March 29, 2013			29,806,403
	Insight Midwest Holdings, LLC	Ba3	BB-
16,300,000	Term Loan, 7.000%, maturing April 06, 2014			15,800,813
	Knology, Inc.	B2	B
1,995,000	Term Loan, 7.480%, maturing June 30, 2012			1,950,113
	Mediacom Broadband, LLC	Ba3	BB
10,808,325	Term Loan, 6.530%, maturing January 31, 2015			10,221,584
	Quebecor Media, Inc.	B1	B
2,947,500	Term Loan, 7.243%, maturing January 17, 2013			2,881,181
	San Juan Cable, LLC	B1	BB-
1,721,242	Term Loan, 7.620%, maturing October 31, 2012			1,629,801
	WideOpenWest Finance, LLC	B2	B-
5,833,333	Term Loan, 7.540%, maturing June 28, 2014			5,483,333
				167,766,754
Oil & Gas: 7.3%
	Alon USA	B1	BB
219,444	Term Loan, 7.072%, maturing June 22, 2013			213,410
1,755,556	Term Loan, 7.072%, maturing June 22, 2013			1,707,278
	Atlas Pipeline Partners, L.P.	NR	BB-
3,000,000	Term Loan, 7.566%, maturing July 27, 2014			2,977,500
	CGGVeritas Services, Inc.	Ba2	BB-
2,142,000	Term Loan, 6.716%, maturing January 12, 2014			2,099,160
	Coffeyville Resources, LLC	Caa1	B-
1,067,105	Term Loan, 8.481%, maturing December 29, 2010			1,042,428
1,274,894	Term Loan, 8.481%, maturing December 28, 2013			1,245,412
	CR Gas Storage	Ba3	BB-
510,974	Term Loan, 6.408%, maturing May 13, 2011			491,386
320,224	Term Loan, 6.409%, maturing May 12, 2013			307,949
473,935	Term Loan, 7.323%, maturing May 12, 2013			455,768
2,872,582	Term Loan, 7.323%, maturing May 12, 2013			2,762,468

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Oil & Gas: (continued)
	Energy Transfer Company, L.P.	Ba2	NR
$10,000,000	Term Loan, 6.648%, maturing February 08, 2012			$9,744,790
	Helix Energy Solutions Group, Inc.	B1	BB+
5,134,611	Term Loan, 6.843%, maturing July 01, 2013			5,004,818
	Hercules Offshore, LLC	Ba3	BB
2,493,750	Term Loan, 6.990%, maturing July 11, 2013			2,422,990
	IFM Holdco	Ba3	BBB
497,500	Term Loan, 7.510%, maturing February 27, 2012			490,038
	Kinder Morgan, Inc.	Ba2	BB-
3,675,348	Term Loan, 6.330%, maturing May 30, 2014			3,499,623
	McJunkin Corporation	B2	B+
2,684,375	Term Loan, 8.448%, maturing January 31, 2013			2,661,727
	MEG Energy	Ba3	BB
480,000	Term Loan, 2.275%, maturing April 03, 2013			463,600
2,758,000	Term Loan, 7.200%, maturing April 03, 2013			2,684,224
	Pine Prairie Energy Center	B1	B+
497,500	Term Loan, 7.700%, maturing December 31, 2013			485,063
	Semcrude, L.P.	Ba2	NR
6,708,188	Term Loan, 6.780%, maturing March 01, 2011			6,506,942
	SG Resources Mississippi, LLC	B1	BB-
2,500,000	Term Loan, 6.563%, maturing March 31, 2014			2,437,500
	Targa Resources, Inc.	Ba3	B+
5,090,895	Term Loan, 6.920%, maturing October 31, 2012			5,004,349
1,972,542	Term Loan, 7.168%, maturing October 31, 2012			1,939,009
	Venoco, Inc.	Caa1	B
3,000,000	Term Loan, 8.938%, maturing September 20, 2011			2,940,000
	Vulcan Energy Corporation	Ba2	BB
4,340,471	Term Loan, 6.379%, maturing August 12, 2011			4,253,662
	Western Refining, Inc.	B1	BB+
10,244,325	Term Loan, 6.559%, maturing May 30, 2014			9,868,696
				73,709,790
Other Broadcasting and Entertainment: 2.4%
	Deluxe Entertainment Services Group, Inc.	B1	B
118,110	Term Loan, 5.260%, maturing May 11, 2013			111,024
2,555,362	Term Loan, 7.448%, maturing May 11, 2013			2,402,040
232,039	Term Loan, 7.610%, maturing May 11, 2013			218,117
	DirecTV Holdings, LLC	Baa3	BBB-
1,875,716	Term Loan, 6.322%, maturing April 13, 2013			1,857,609

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Other Broadcasting and Entertainment: (continued)
		VNU	Ba3	B+
	$20,887,334	Term Loan, 7.059%, maturing August 09, 2013			$19,844,409
					24,433,199
Other Telecommunications: 4.4%
		Asurion Corporation	B2	B-
	15,250,000	Term Loan, 7.878%, maturing July 03, 2014			14,749,617
		BCM Ireland Holdings, Ltd.	Ba3	BB
EUR	2,083,333	Term Loan, 6.625%, maturing September 30, 2014			2,926,826
EUR	2,083,333	Term Loan, 6.875%, maturing September 30, 2015			2,941,682
		Cavalier Telephone	B2	B-
	$3,144,588	Term Loan, 9.950%, maturing December 31, 2012			3,034,527
		Consolidated Communications	Ba3	BB
	1,073,392	Term Loan, 6.948%, maturing October 14, 2011			1,059,975
		Fairpoint Communications, Inc.	B1	BB-
	1,111,111	Term Loan, 7.000%, maturing February 08, 2012			1,102,778
		Gabriel Communications	B2	CCC+
	498,750	Term Loan, 8.891%, maturing May 31, 2014			487,528
		Hargray Communications Group, Inc.	B1	B
	498,750	Term Loan, 7.448%, maturing June 29, 2014			482,541
		Hawaiian Telcom Communications, Inc.	Ba3	B-
	4,987,500	Term Loan, 7.450%, maturing June 01, 2014			4,740,723
		Iowa Telecommunications Services, Inc.	Ba3	BB-
	1,500,000	Term Loan, 6.985%, maturing November 23, 2011			1,459,922
		Kentucky Data Link, Inc.	B1	B
	3,976,300	Term Loan, 7.072%, maturing February 26, 2014			3,876,892
		One Communications	B2	B-
	2,858,571	Term Loan, 9.750%, maturing June 30, 2012			2,729,936
		PAETEC Holding Corporation	Ba3	B-
	644,293	Term Loan, 7.322%, maturing February 28, 2013			630,871
		Time Warner Telecom Holdings, Inc.	Ba2	B
	3,195,850	Term Loan, 6.830%, maturing January 07, 2013			3,073,609
		U.S. Telepacific Corporation	B1	CCC+
	990,002	Term Loan, 9.381%, maturing August 04, 2011			981,340
					44,278,767
Personal & Nondurable Consumer Products: 4.7%
		Advantage Sales And Marketing	B2	B-
	3,049,091	Term Loan, 6.897%, maturing March 29, 2013			2,932,844

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Personal & Nondurable Consumer Products: (continued)
		Bushnell Performance Optics	Ba3	BB-
$1,750,000		Term Loan, 8.634%, maturing August 24, 2013			$1,723,750
		Fender Musical Instruments Corporation	B2	B+
2,327,500		Term Loan, 7.650%, maturing June 09, 2014			2,147,119
		Gibson Guitar Corporation	B1	B
496,250		Term Loan, 7.698%, maturing December 29, 2013			486,325
		Huish Detergents, Inc.	B1	B+
2,693,250		Term Loan, 7.200%, maturing April 26, 2014			2,422,002
		Information Resources, Inc.	Ba2	B+
480,848		Term Loan, 6.746%, maturing May 16, 2014			454,402
		Jarden Corporation	Ba3	BB-
2,187,319		Term Loan, 6.948%, maturing January 24, 2012			2,112,280
8,217,409		Term Loan, 6.948%, maturing January 24, 2012			7,935,503
		KIK Custom Products, Inc.	B1	B
73,171		Term Loan, 7.460%, maturing May 31, 2014			66,585
426,829		Term Loan, 7.460%, maturing May 31, 2014			388,415
		Mega Bloks, Inc.	Ba3	B+
977,500		Term Loan, 7.250%, maturing July 26, 2012			889,525
		Natural Products Group, LLC	B1	B+
1,592,141		Term Loan, 7.351%, maturing March 08, 2014			1,307,546
		Norwood Promotional Products	NR	NR
3,291,912		Revolver, 7.925%, maturing December 31, 2008			3,291,912
4,049,528		Term Loan, 11.875%, maturing August 17, 2009			4,049,528
12,189,532	(3)	Term Loan, 6.000%, maturing August 17, 2011			11,214,369
		Norwood Promotional Products	NR	NR
1,090,736		Term Loan, 23.894%, maturing February 15, 2008			1,090,736
		Spectrum Brands, Inc.	B2	B-
44,301		Term Loan, 8.716%, maturing March 30, 2013			42,950
884,034		Term Loan, 9.040%, maturing March 30, 2013			857,071
		Totes Isotoner Corporation	B2	B
413,542		Term Loan, 7.738%, maturing January 31, 2013			397,000
		Yankee Candle Company, Inc.	Ba3	BB-
3,980,000		Term Loan, 7.200%, maturing February 06, 2014			3,746,175
					47,556,037

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Personal, Food & Miscellaneous: 2.5%
	Acosta, Inc.	B1	B
$2,962,500	Term Loan, 7.080%, maturing July 28, 2013			$2,840,297
	Arbys Restaurant Group, Inc.	Ba3	BB
5,370,075	Term Loan, 7.130%, maturing July 25, 2012			5,192,862
	Culligan International Company	B1	B+
992,500	Term Loan, 7.278%, maturing November 24, 2012			895,731
	Dennys, Inc.	Ba2	BB
555,000	Term Loan, 7.120%, maturing March 31, 2012			545,288
1,025,069	Term Loan, 7.232%, maturing March 31, 2012			1,007,130
	Krispy Kreme Doughnut Corporation	B3	B
396,582	Term Loan, 7.710%, maturing February 15, 2014			371,795
	MD Beauty, Inc.	B1	BB-
2,581,188	Term Loan, 6.910%, maturing February 18, 2012			2,503,752
	N.E.W. Customer Services Companies, Inc.	B1	B
3,191,953	Term Loan, 7.686%, maturing May 22, 2014			3,004,426
	OSI Restaurant Partners, Inc.	B1	BB-
372,420	Term Loan, 7.953%, maturing June 14, 2013			342,068
4,566,261	Term Loan, 7.125%, maturing June 14, 2014			4,194,110
	QCE, LLC	B2	B
2,040,833	Term Loan, 7.450%, maturing May 05, 2013			1,935,957
	Reddy Ice Group, Inc.	Ba3	BB-
1,000,000	Term Loan, 6.998%, maturing August 09, 2012			982,500
	Sbarro, Inc.	Ba3	B+
497,500	Term Loan, 7.406%, maturing January 31, 2014			473,869
	Seminole Hard Rock Entertainment	B1	BB
750,000	Term Loan, 8.194%, maturing March 15, 2014			720,000
	U.S. Security Holdings, Inc.	B1	B+
615,625	Term Loan, 7.350%, maturing May 08, 2013			617,164
				25,626,949
Printing & Publishing: 12.3%
	American Achievement Corporation	Ba2	BB-
558,883	Term Loan, 7.066%, maturing March 25, 2011			547,705
	American Reprographics Company	Ba2	BB
2,784,251	Term Loan, 6.881%, maturing June 18, 2009			2,739,007
	Ascend Media Holdings, LLC	B3	B
952,999	Term Loan, 9.425%, maturing January 31, 2012			819,579
	Black Press, Ltd.	Ba3	BB-
746,111	Term Loan, 7.081%, maturing August 02, 2013			724,660
1,228,889	Term Loan, 7.081%, maturing August 02, 2013			1,193,558

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Printing & Publishing: (continued)
		Canwest Media, Inc.	Ba1	BB-
	$1,990,000	Term Loan, 7.081%, maturing July 10, 2014			$1,935,275
		Caribe Information Investments, Inc.	B1	B+
	1,807,258	Term Loan, 7.356%, maturing March 31, 2013			1,748,522
		Cenveo Corporation	Ba2	BB
	61,759	Term Loan, 6.988%, maturing June 21, 2013			58,864
	2,851,278	Term Loan, 6.988%, maturing June 21, 2013			2,717,624
		Dex Media West, LLC	Ba1	BB+
	5,878,908	Term Loan, 6.834%, maturing March 09, 2010			5,765,005
		Hanley Wood, LLC	B2	B
	2,715,688	Term Loan, 7.488%, maturing March 08, 2014			2,141,999
		Idearc, Inc.	Ba2	BBB-
	25,234,437	Term Loan, 7.200%, maturing November 17, 2014			24,217,893
		Intermedia Outdoor, Inc.	NR	NR
	1,637,625	Term Loan, 8.198%, maturing January 31, 2013			1,580,308
		Jostens IH Corporation	Ba1	BB
	4,110,862	Term Loan, 7.198%, maturing December 21, 2011			4,049,199
		Medimedia USA, Inc.	Ba3	BB-
	1,237,500	Term Loan, 7.374%, maturing October 05, 2013			1,194,188
		Merrill Communications, LLC	Ba3	BB-
	2,908,966	Term Loan, 7.298%, maturing May 15, 2011			2,807,153
		Nelson Canada	Ba3	BB-
	4,000,000	Term Loan, 7.698%, maturing July 05, 2014			3,747,500
		PagesJaunes Groupe, S.A.	NR	NR
EUR	800,000	Term Loan, 6.500%, maturing February 28, 2014			1,124,084
		PagesJaunes Groupe, S.A.	NR	NR
EUR	600,000	Term Loan, 7.000%, maturing February 28, 2014			847,576
EUR	600,000	Term Loan, 7.500%, maturing February 28, 2014			851,967
		PBL Media	B1	B
AUD	24,331,191	Term Loan, 9.537%, maturing February 05, 2013			20,485,813
		Prism Business Media Holdings/ Penton Media, Inc.	B1	BB-
	$1,691,500	Term Loan, 7.240%, maturing February 01, 2013			1,566,224
		R.H. Donnelley Corporation	Ba1	BB+
	8,175,160	Term Loan, 6.892%, maturing June 30, 2011			7,949,206
		Readers Digest	B1	B+
EUR	753,445	Term Loan, 6.722%, maturing March 02, 2014			1,003,531
	$4,353,152	Term Loan, 7.544%, maturing March 02, 2014			3,984,950

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Printing & Publishing: (continued)
		Source Media, Inc.	B1	B
	$2,846,878	Term Loan, 7.053%, maturing November 08, 2011			$2,725,885
		Thomas Nelson Publishers	B1	B
	2,304,167	Term Loan, 7.388%, maturing June 12, 2012			2,209,120
		Thomson Learning	B1	B+
	17,250,000	Term Loan, 7.950%, maturing July 05, 2014			16,418,654
		Tribune Company	Ba3	BB
	498,750	Term Loan, 8.244%, maturing May 19, 2014			435,346
		Valassis Communications, Inc.	Ba2	BB
	1,024,100	Term Loan, 6.950%, maturing March 02, 2014			959,454
		Wenner Media, LLC	Ba3	BB-
	855,000	Term Loan, 6.948%, maturing October 02, 2013			825,075
		Yell Group, PLC	Ba3	BB-
	2,000,000	Term Loan, 6.822%, maturing February 10, 2013			1,980,000
EUR	2,000,000	Term Loan, 6.169%, maturing February 27, 2013			2,872,008
					124,226,932
Radio and TV Broadcasting: 6.5%
		Block Communications, Inc.	Ba1	BB
	$982,500	Term Loan, 7.198%, maturing December 22, 2012			948,113
		Citadel Broadcasting Corporation	Ba3	BB-
	9,600,000	Term Loan, 6.662%, maturing June 12, 2014			8,760,000
		CMP KC, LLC	NR	NR
	1,366,663	Term Loan, 8.688%, maturing May 03, 2011			1,291,496
		CMP Susquehanna Corporation	B1	B-
	4,949,286	Term Loan, 6.767%, maturing May 05, 2013			4,706,771
		Cumulus Media, Inc.	Ba3	B
	2,854,180	Term Loan, 6.700%, maturing June 11, 2014			2,757,851
		CW Media Holdings, Inc.	Ba1	B+
	2,750,000	Term Loan, 8.499%, maturing February 15, 2015			2,736,250
		Emmis Communication	B2	B+
	1,208,222	Term Loan, 7.168%, maturing November 01, 2013			1,143,280
		Local TV Finance, LLC	Ba3	B+
	2,892,750	Term Loan, 7.310%, maturing May 07, 2013			2,733,649
		Nexstar Broadcasting Group	Ba3	BB-
	2,383,746	Term Loan, 6.948%, maturing October 01, 2012			2,300,315
	2,257,521	Term Loan, 6.948%, maturing October 01, 2012			2,178,508
		Nextmedia Operating, Inc.	B1	B+
	659,802	Term Loan, 6.660%, maturing November 15, 2012			618,564
	1,484,554	Term Loan, 6.686%, maturing November 15, 2012			1,391,770

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Radio and TV Broadcasting: (continued)
		Paxson Communications	B1	CCC+
	$4,500,000	Term Loan, 8.493%, maturing January 15, 2012			$4,342,500
		Regent Communications	B2	B+
	1,488,750	Term Loan, 7.448%, maturing November 21, 2013			1,444,088
		Spanish Broadcasting Systems	B2	B-
	3,900,000	Term Loan, 6.950%, maturing June 11, 2012			3,670,875
		Univision Communications, Inc.	Ba3	B+
	24,519,751	Term Loan, 7.203%, maturing September 29, 2014			22,550,521
		Univision Communications, Inc.	B3	CCC+
	2,250,000	Term Loan, 7.322%, maturing March 29, 2009			2,213,438
					65,787,989
Retail Stores: 9.8%
		Amscan Holdings, Inc.	B1	B
	1,492,500	Term Loan, 7.488%, maturing May 25, 2013			1,406,681
		Burlington Coat Factory	B2	B-
	5,787,868	Term Loan, 7.320%, maturing May 28, 2013			5,262,138
		CBR Fashion Holding	NR	NR
EUR	500,000	Term Loan, 6.851%, maturing June 14, 2015			702,019
EUR	500,000	Term Loan, 7.101%, maturing June 14, 2016			704,611
		Claires Stores, Inc.	B1	B+
	$4,987,500	Term Loan, 7.948%, maturing May 29, 2014			4,424,850
		Dollar General Corporation	B2	B+
	12,500,000	Term Loan, 7.710%, maturing July 06, 2014			11,550,788
		Dollarama Group, L.P.	Ba1	BB-
	3,404,406	Term Loan, 6.710%, maturing November 18, 2011			3,308,657
		General Nutrition Centers, Inc.	B1	B-
	3,582,000	Term Loan, 7.480%, maturing September 16, 2013			3,299,918
		Guitar Center, Inc.	B2	B-
	5,000,000	Term Loan, 8.170%, maturing October 09, 2014			4,800,000
		Harbor Freight Tools USA, Inc.	B1	B+
	6,832,211	Term Loan, 6.852%, maturing July 15, 2010			6,519,070
		Mapco Express, Inc.	B2	BB-
	2,211,615	Term Loan, 7.740%, maturing April 28, 2011			2,167,383
		Mattress Firm	B1	B+
	497,503	Term Loan, 7.404%, maturing January 18, 2014			457,703
		Michaels Stores, Inc.	B2	B
	8,690,980	Term Loan, 7.607%, maturing October 31, 2013			8,011,502
		Nebraska Book Company, Inc.	Ba2	B
	2,394,674	Term Loan, 7.650%, maturing March 04, 2011			2,316,847
		Neiman Marcus Group, Inc.	Ba3	BB+
	14,299,578	Term Loan, 7.448%, maturing April 06, 2013			13,784,793

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Retail Stores: (continued)
		Oriental Trading Company, Inc.	B1	BB-
	$2,407,774	Term Loan, 7.208%, maturing July 31, 2013			$2,320,493
		Petco Animal Supplies, Inc.	Ba3	BB-
	5,086,562	Term Loan, 7.328%, maturing October 26, 2013			4,897,937
		Phones 4U Group, Ltd.	NR	NR
GBP	1,615,726	Term Loan, 8.567%, maturing September 22, 2014			2,986,231
GBP	1,545,301	Term Loan, 9.317%, maturing September 22, 2015			2,871,962
		Rite Aid	Ba3	BB-
	$5,000,000	Term Loan, 6.457%, maturing June 04, 2014			4,803,125
		Sally Holdings, LLC	B2	BB-
	3,467,481	Term Loan, 7.519%, maturing November 16, 2013			3,339,309
		Sports Authority	B2	B
	987,500	Term Loan, 7.448%, maturing May 03, 2013			919,609
		Tire Rack, Inc.	B1	BB-
	773,585	Term Loan, 6.950%, maturing June 24, 2012			763,915
		Toys "R" Us, Inc.	B2	BB-
	1,368,159	Term Loan, 9.155%, maturing July 19, 2012			1,353,501
		Vivarte	NR	NR
EUR	2,500,000	Term Loan, 6.767%, maturing June 28, 2015			3,307,954
EUR	2,500,000	Term Loan, 7.267%, maturing June 28, 2016			3,327,874
					99,608,870
Satellite: 0.7%
		Intelsat (Bermuda), Ltd.	B2	B
	$2,550,000	Unsecured Term Loan, 7.206%, maturing February 01, 2014			2,502,188
		Intelsat Corporation	Ba2	BB
	4,205,639	Term Loan, 6.706%, maturing January 03, 2012			4,114,015
					6,616,203
Telecommunications Equipment: 1.4%
		Macquarie UK Broadcast Ventures, Ltd.	NR	NR
GBP	4,500,000	Term Loan, 8.195%, maturing December 01, 2014			8,908,518
		Sorenson Communications, Inc.	B1	B
	$4,978,529	Term Loan, 7.313%, maturing August 16, 2014			4,779,388
					13,687,906
Textiles & Leather: 1.3%
		Hanesbrands, Inc.	Ba2	BB
	1,823,925	Term Loan, 6.752%, maturing September 05, 2013			1,779,239
		Iconix Brand Group, Inc.	Ba2	BB-
	1,691,500	Term Loan, 7.450%, maturing May 02, 2013			1,615,383
		Polymer Group, Inc.	B1	BB
	7,249,848	Term Loan, 7.291%, maturing November 22, 2012			7,195,474

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Textiles & Leather: (continued)
		St. John Knits International, Inc.	B1	BB
$722,091		Term Loan, 8.198%, maturing March 21, 2012			$711,259
		Targus Group, Inc.	B2	B
1,460,965		Term Loan, 8.288%, maturing November 22, 2012			1,348,957
					12,650,312
Utilities: 9.2%
		Boston Generating, LLC	B1	BB-
256,593		Revolver, 7.573%, maturing December 20, 2013			247,862
7,088,579		Term Loan, 7.448%, maturing December 20, 2013			6,847,368
1,916,404		Term Loan, 7.448%, maturing December 20, 2013			1,851,192
	(2)	Calpine Corporation	B1	BB-
13,930,000		Debtor-In-Possession Term Loan, 7.448%, maturing March 29, 2009			13,616,575
		Cellnet Technology, Inc.	Ba2	NR
1,299,620		Term Loan, 7.200%, maturing July 22, 2011			1,263,068
		Cellnet Technology, Inc.	B2	NR
333,333		Term Loan, 9.450%, maturing October 22, 2011			323,542
		Coleto Creek WLE, L.P.	B1	BB-
764,331		Term Loan, 7.948%, maturing June 28, 2013			737,580
5,287,216		Term Loan, 7.948%, maturing June 28, 2013			5,102,163
		FirstLight Power Resources, Inc.	B1	BB-
792,683		Term Loan, 7.750%, maturing November 01, 2013			757,012
1,844,389		Term Loan, 8.090%, maturing November 01, 2013			1,761,391
		FirstLight Power Resources, Inc.	B3	B-
1,675,000		Term Loan, 9.750%, maturing May 01, 2014			1,549,375
		Infrastrux Group, Inc.	B2	B
4,284,818		Term Loan, 9.253%, maturing November 03, 2012			4,049,153
		KGEN, LLC	Ba3	BB
1,550,781		Term Loan, 7.000%, maturing February 05, 2014			1,480,996
937,500		Term Loan, 7.125%, maturing February 05, 2014			895,313
		Longview Power, LLC	Ba3	BB
528,000		Term Loan, 4.421%, maturing February 28, 2014			513,480
266,667		Term Loan, 7.500%, maturing February 28, 2014			259,333
800,000		Term Loan, 8.000%, maturing February 28, 2014			778,000

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Utilities: (continued)
		MACH Gen, LLC	B2	B+
	$453,125	Term Loan, 7.200%, maturing February 22, 2013			$431,375
	4,347,357	Term Loan, 7.000%, maturing February 22, 2014			4,138,684
		NRG Energy, Inc.	Ba1	BB
	13,223,556	Term Loan, 6.848%, maturing February 01, 2013			12,631,802
	8,768,461	Term Loan, 6.948%, maturing February 01, 2013			8,376,073
		NSG Holdings, LLC	Ba2	BB
	183,673	Term Loan, 7.210%, maturing June 15, 2014			175,867
	1,588,526	Term Loan, 7.210%, maturing June 15, 2014			1,521,013
		Riverside Energy Center, LLC	B1	B
	57,431	Term Loan, 9.210%, maturing June 24, 2010			57,287
	432,363	Term Loan, 9.210%, maturing June 24, 2011			431,282
	704,017	Term Loan, 9.210%, maturing June 24, 2011			702,257
		Texas Competitive Electric Holdings Company, LLC	Ba3	B+
	6,000,000	Term Loan, 8.396%, maturing October 20, 2014			5,902,500
	1,000,000	Term Loan, 8.396%, maturing October 20, 2014			985,057
		Thermal North America, Inc.	B1	BB
	977,049	Term Loan, 7.950%, maturing October 24, 2008			973,996
		TPF Generation Holdings, LLC	Ba3	BB-
	1,600,000	Term Loan, 7.198%, maturing December 15, 2013			1,542,000
	4,798,571	Term Loan, 7.198%, maturing December 15, 2013			4,624,622
		TPF Generation Holdings, LLC	B3	B-
	1,500,000	Term Loan, 9.448%, maturing December 15, 2014			1,421,250
		Viridian Group PLC	NR	NR
EUR	1,072,386	Term Loan, 8.133%, maturing December 19, 2012			1,508,777
GBP	1,080,000	Term Loan, 9.987%, maturing March 31, 2013			2,097,320
		Wolf Hollow I, L.P.	B1	BB-
	$450,000	Term Loan, 7.018%, maturing June 22, 2012			416,250
	1,800,000	Term Loan, 7.033%, maturing June 22, 2012			1,681,875
	2,116,843	Term Loan, 7.448%, maturing June 22, 2012			1,977,910
					93,630,600
		Total Senior Loans (Cost $1,945,690,372)			1,877,025,208

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Other Corporate Debt: 0.5%
Automobile: 0.5%
	Avis Budget Car Rental	Ba1	BB-
$750,000	Floating Rate Note, 7.369%, maturing May 15, 2014			$693,750
	Navistar International Corporation	NR	NR
4,950,000	Term Loan, 8.234%, maturing January 19, 2012			4,812,638
	Total Other Corporate Debt (Cost $5,700,000)			5,506,388
Equities and Other Assets: 0.1%

	Description	Market Value USD
(1), (@), (R)	Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	107,510
(@), (R)	Block Vision Holdings Corporation (571 Common Shares)	—
(2), (@), (R)	Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	—
(2), (@), (R)	Cedar Chemical (Liquidation Interest)	—
(@), (R)	Covenant Care, Inc. (Warrants for 19,000 Common Shares, Expires January 13, 2005)	—
(@), (R)	Covenant Care, Inc. (Warrants for 26,901 Common Shares, Expires March 31, 2013)	—
(@), (R)	Decision One Corporation (1,752,103 Common Shares)	—
(2), (@), (R)	Enterprise Profit Solutions (Liquidation Interest)	—
(@), (R)	EquityCo, LLC (Warrants for 28,752 Common Shares)	—
(4), (@), (R)	Euro United Corporation (Residual Interest in Bankruptcy Estate)	—
(2), (@), (R)	Grand Union Company (Residual Interest in Bankruptcy Estate)	—
(@)	Humphrey's, Inc. (Residual Interest in Bankruptcy Estate)	—
(@), (R)	IAP Acquisition Corporation (3,524 Common Shares)	—
(@), (R)	IAP Acquisition Corporation (1,084 Common Shares)	—
(@), (R)	IAP Acquisition Corporation (1,814 Common Shares)	—
(@), (R)	IAP Acquisition Corporation (17,348 Common Shares)	—
(2), (@), (R)	Imperial Home Décor Group, Inc. (Liquidation Interest)	—
(2), (@), (R)	Insilco Technologies (Residual Interest in Bankruptcy Estate)	—
(2), (@), (R)	IT Group, Inc. (Residual Interest in Bankruptcy Estate)	25
(2), (@), (R)	Kevco Inc. (Residual Interest in Bankruptcy Estate)	25
(2), (@), (R)	Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)	—
(@), (R)	Lincoln Pulp and Easten Fine (Residual Interest in Bankruptcy Estate)	—
(@), (R)	Norwood Promotional Products, Inc. (104,148 Common Shares)	—

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

	Description		Market Value USD
(@), (R)	Safelite Realty Corporation (57,804 Common Shares)		$462,432
(1), (@), (R)	Transtar Metals (Residual Interest in Bankruptcy Estate)		—
(1), (@), (R)	TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)		—
(2), (@), (R)	US Office Products Company (Residual Interest in Bankruptcy Estate)		—
	Total for Equities and Other Assets (Cost $5,263,025)		569,992
	Total Investments (Cost $1,956,653,397)**	185.7%	$1,883,101,588
	Other Assets and Liabilities — Net	(85.7)	(868,791,062)
	Net Assets	100.0%	$1,014,310,526

  *  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

  †  Bank Loans rated below Baa are considered to be below investment grade.

  NR  Not Rated

  (1)  The borrower filed for protection under Chapter 7 of the U.S. Federal Bankruptcy Code.

  (2)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.

  (3)  Loan is on non-accrual basis.

  (4)  The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.

  (5)  Trade pending settlement. Contract rates do not take effect until settlement date.

  (@)  Non-income producing security.

  (R)  Restricted security.

  AUD  Australian Dollar

  GBP  British Pound Stirling

  EUR  Euro

  SEK  Swedish Kronor

  **  For Federal Income Tax purposes cost of investments is $1,956,709,782.
Net unrealized depreciation consists of the following:

Gross Unrealized Appreciation	$9,084,766
Gross Unrealized Depreciation	(82,692,960)
Net Unrealized Depreciation	$(73,608,194)

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

At November 30, 2007 the following forward foreign currency contracts were outstanding for ING Prime Rate Trust :

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar			USD
AUD 11,700,000	Sell	01/15/08	10,249,399	$10,302,777	$(53,378)
Australian Dollar
AUD 7,020,000	Sell	02/15/08	6,416,764	6,169,549	247,215
Australian Dollar
AUD 4,680,000	Sell	03/14/08	4,086,389	4,104,212	(17,823)
Euro
EUR 39,550,000	Sell	01/15/08	56,530,015	57,938,273	(1,408,258)
Euro
EUR 23,730,000	Sell	02/15/08	34,201,481	34,771,665	(570,184)
Euro
EUR 15,820,000	Sell	03/14/08	23,352,693	23,180,944	171,749
British Pound Sterling
GBP 10,750,000	Sell	01/15/08	21,782,181	22,078,363	(296,182)
British Pound Sterling
GBP 6,450,000	Sell	02/15/08	13,273,465	13,232,255	41,210
British Pound Sterling
GBP 4,300,000	Sell	03/14/08	8,830,996	8,811,794	19,202
Sweden Kronor
SEK 22,400,000	Sell	01/15/08	3,464,295	3,508,381	(44,086)
Sweden Kronor
SEK 13,440,000	Sell	02/15/08	2,112,311	2,105,591	6,720
Sweden Kronor
SEK 8,960,000	Sell	03/14/08	1,410,213	1,403,792	6,421
			$185,710,202	$187,607,596	$(1,897,394)

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

JUNE 12, 2007 ANNUAL SHAREHOLDER MEETING

ING Prime Rate Trust, Common Shares

1  To elect eight members of the Board of Trustees to represent the intersets of the holders of Common Shares of the Trust until the election and qualification of their successors.

ING Prime Rate Trust, Preferred Shares

2  To elect two members of the Board of Trustees to represent the interests of the holders of Auction Rate Cumulative Preferred Shares - Series M, T, W, Th and F of the Trust - until the election and qualification of their successors.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Total Shares Voted
Common	Patricia W. Chadwick	125,652,460.248	1,686,533.408	—	127,338,993.656
Shares	J. Michael Earley	125,680,320.149	1,658,673.507	—	127,338,993.656
Trustees	R. Barbara Gitenstein	125,554,321.201	1,784,672.455	—	127,338,993.656
	Patrick W. Kenny	125,624,782.149	1,714,211.507	—	127,338,993.656
	Shaun P. Mathews	125,485,141.776	1,853,851.880	—	127,338,993.656
	Sheryl K. Pressler	125,507,966.487	1,831,027.169	—	127,338,993.656
	David W.C. Putnam	125,647,586.379	1,691,407.277	—	127,338,993.656
	John G. Turner	125,706,496.163	1,632,497.493	—	127,338,993.656
Preferred
Shares	John V. Boyer	15,655.000	136.000	—	15,791.000
Trustees	Roger B. Vincent	15,653.000	138.000	—	15,791.000

ING Prime Rate Trust

ADDITIONAL INFORMATION

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program") which allows holders of the Trust's common shares a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers holders of the Trust's common shares the ability to make optional cash investments in any amount from $100 to $100,000 on a monthly basis.

For dividend and capital gains distribution reinvestment purposes, DST will purchase shares of the Trust on the open market when the market price plus estimated fees is less than the NAV on the valuation date. The Trust will issue new shares for dividend and capital gains distribution reinvestment purchases when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by the DST when the market price plus estimated fees is less than the NAV on the valuation date. New shares will be issued by the Trust for optional cash investments when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. Such shares will be issued at a discount to market, determined by the Trust, between 0% and 5%.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or the Trust's Shareholder Services Department at 1-(800) 992-0180.

KEY FINANCIAL DATES — CALENDAR 2007 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
January 31	February 8	February 23

February 28	March 8	March 22

March 30	April 5	April 23

April 30	May 8	May 22

May 31	June 7	June 22

June 29	July 6	July 23

July 31	August 8	August 22

August 31	September 6	September 24

September 28	October 5	October 22

October 31	November 8	November 23

November 30	December 6	December 24

December 20	December 27	January 10

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

ING Prime Rate Trust

ADDITIONAL INFORMATION (continued)

STOCK DATA

The Trust's common shares are traded on the New York Stock Exchange (Symbol: PPR). Effective March 1, 2002, the Trust's name changed to ING Prime Rate Trust and its CUSIP number changed to 44977W106. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

NUMBER OF SHAREHOLDERS

The approximate number of record holders of Common Stock as of November 30, 2007 was 5,046 which does not include approximately 61,659 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Trust's website at www.ingfunds.com and (3) on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust's website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and is available upon request from the Trust by calling Shareholder Services toll-free at 800-992-0180.

CERTIFICATIONS

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Trust submitted the Annual CEO Certification on June 19, 2006 certifying that he was not aware, as of that date, of any violation by the Trust of the NYSE's Corporate governance listing standards. In addition, as required by Section 203 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust's principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust's disclosure controls and procedures and internal controls over financial reporting.

ING Prime Rate Trust

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") provides that, after an initial period, the existing investment advisory and sub-advisory contracts of ING Prime Rate Trust (the "Trust") will remain in effect only if the Board of Trustees (the "Board") of the Trust, including a majority of Board members who have no direct or indirect interest in the advisory and sub-advisory contracts, and who are not "interested persons" of the Trust, as such term is defined under the 1940 Act (the "Independent Trustees"), annually review and approve them. Thus, at a meeting held on November 30, 2007, the Board, including a majority of the Independent Trustees, considered whether to renew the investment advisory contract (the "Advisory Contract") between ING Investments, LLC (the "Adviser") and the Trust and the sub-advisory contract (the "Sub-Advisory Contract") with ING Investment Management Co. ("ING IM" or the "Sub-Adviser"), the sub-adviser to the Trust.

The Independent Trustees also held separate meetings on October 10 and November 28, 2007 to consider the renewal of the Advisory Contract and Sub-Advisory Contract. As a result, subsequent references herein to factors considered and determinations made by the Independent Trustees include, as applicable, factors considered and determinations made on those earlier dates by the Independent Trustees.

At its November 30, 2007 meeting, the Board voted to renew the Trust's Advisory and Sub-Advisory Contracts. In reaching this decision, the Board took into account information furnished to it throughout the year at regular meetings of the Board and the Board's committees, as well as information prepared specifically in connection with the annual renewal process. Determinations by the Independent Trustees also took into account various factors that they believed, in light of the legal advice furnished to them by Kirkpatrick & Lockhart Preston Gates Ellis LLP ("K&L Gates"), their independent legal counsel, and their own business judgment, to be relevant. Further, while the Advisory Contract and Sub-Advisory Contract were considered at the same Board meeting, the Trustees considered the Trust's advisory and sub-advisory relationships separately.

Provided below is an overview of the Board's contract approval process in general, as well as a discussion of certain specific factors that the Board considered at its renewal meeting. While the Board gave its attention to the information furnished, at its request, that was most relevant to its considerations, discussed below are a number of the primary factors relevant to the Board's consideration as to whether to renew the Advisory and Sub-Advisory Contracts for the one-year period ending November 30, 2008. Each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to the Trust's advisory and sub-advisory arrangements.

Overview of the Contract Renewal and Approval Process

Several years ago, the Independent Trustees instituted a revised process by which they seek and consider relevant information when they decide whether to approve new or existing advisory and sub-advisory arrangements for the investment companies in the ING Funds complex under their jurisdiction, including the Trust's existing Advisory and Sub-Advisory Contracts. Among other actions, the Independent Trustees: retained the services of independent consultants with experience in the mutual fund industry to assist the Independent Trustees in working with the personnel employed by the Adviser or its affiliates who administer the Trust ("Management") to identify the types of information presented to the Board to inform its deliberations with respect to advisory and sub-advisory relationships and to help evaluate that information; established a specific format in which certain requested information is provided to the Board; and determined the process for reviewing such information in connection with advisory and sub-advisory contract

ING Prime Rate Trust

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

renewals and approvals. The end result was an enhanced process which is currently employed by the Independent Trustees to review and analyze information in connection with their annual renewal of the advisory and sub-advisory contracts of the Funds in the ING Funds complex (including the Trust), as well as their review and approval of new advisory relationships.

Since the current renewal and approval process was first implemented, the Board's membership has changed substantially through periodic retirements of some Trustees and the appointment and election of new Trustees. In addition, throughout this period the Independent Trustees have reviewed and refined the renewal and approval process at least annually. The Board also established a Contracts Committee and two Investment Review Committees, including the International/Balanced/Fixed Income Funds Investment Review Committee (the "I/B/F IRC"). Among other matters, the Contracts Committee provides oversight with respect to the contracts renewal process, and the Trust is assigned to the I/B/F IRC, which provides oversight regarding, among other matters, investment performance.

The type and format of the information provided to the Board or to legal counsel for the Independent Trustees in connection with the contract approval and renewal process has been codified in the ING Funds' 15(c) Methodology Guide. This Guide was developed under the direction of the Independent Trustees and sets out a blueprint pursuant to which the Independent Trustees request certain information that they deem important to facilitate an informed review in connection with initial and annual approvals of the advisory and sub-advisory contracts for the Funds in the ING Funds complex.

Management provides certain of the information requested by the 15(c) Methodology Guide in Fund Analysis and Comparison Tables ("FACT sheets") prior to the Independent Trustees' review of the Trust's Advisory and Sub-Advisory Contracts. The Independent Trustees previously retained an independent firm to verify and test the accuracy of certain FACT sheet data for a representative sample of Funds in the ING Funds complex. In 2007, the Contracts Committee employed the services of an independent consultant to assist in its review and analysis of, among other matters, the 15(c) Methodology Guide, the content and format of the FACT sheets, and proposed selected peer groups of investment companies ("SPGs") to be used by each Fund in the ING Funds complex (including the Trust) for certain comparison purposes during the renewal process.

As part of an ongoing process, the Contracts Committee recommends or considers recommendations from Management for refinements to the 15(c) Methodology Guide and other aspects of the review process, and the Board's Investment Review Committees review benchmarks used to assess the performance of each Fund in the ING Funds complex. The Investment Review Committees may apply a heightened level of scrutiny in cases where performance has lagged an ING Fund's relevant benchmark and/or SPG.

The Board employed its process for reviewing contracts when considering the renewals of the Trust's Advisory and Sub-Advisory Contracts through November 30, 2008. Set forth below is a discussion of many of the Board's primary considerations and conclusions resulting from this process are discussed below.

Nature, Extent and Quality of Service

In determining whether to approve the Advisory Contract and Sub-Advisory Contract for the Trust for the year ending November 30, 2008, the Independent Trustees received and evaluated such information as they deemed necessary regarding the nature, extent and quality of services provided to the Trust by the Adviser and ING IM. This included information regarding the Adviser and Sub-Adviser provided throughout the year at regular meetings of the Board and its committees, as well as information furnished in connection with the contract renewal meetings.

ING Prime Rate Trust

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

The materials requested by and provided to the Board and/or to K&L Gates prior to the November 30, 2007 Board meeting included, among other information, the following items: (1) FACT sheets for the Trust that provided information regarding the performance and expenses of the Trust and other similarly managed funds in an SPG, as well as information regarding the Trust's investment portfolio, objectives and strategies; (2) the 15(c) Methodology Guide, which describes how the FACT sheets were prepared, including the manner in which benchmarks and SPGs were selected and how profitability was determined; (3) responses from the Adviser and ING IM to a series of questions posed by K&L Gates on behalf of the Trustees; (4) copies of the forms of Advisory Contract and Sub-Advisory Contract; (5) copies of the Forms ADV for the Adviser and ING IM; (6) financial statements for the Adviser and the Sub-Adviser; (7) a draft narrative summary addressing key factors the Board customarily considers in evaluating the renewals of the Advisory and Sub-Advisory Contracts, including a written analysis for the Trust of how performance, fees and expenses compare to its SPG and/or designated benchmarks; (8) independent analyses of the Trust's performance by the Trust's Chief Investment Risk Officer; (9) information regarding net asset flows into and out of the Trust; and (10) other information relevant to the Board's evaluations.

The Trust's common shares were used for purposes of certain comparisons to the funds in its SPG. While the Trust has a preferred class of shares, common shares were selected for comparison purposes because they are publicly traded and are the largest class. The mutual funds included in the Trust's SPG were selected based upon criteria designed to mirror the common shares being compared to the SPG.

In arriving at its conclusions with respect to the Advisory Contract, the Board was mindful of the "manager-of-managers" platform of the ING Funds that has been developed by Management. The Board also considered the techniques that the Adviser has developed, at the Board's direction, to screen and perform due diligence on sub-advisers that are recommended to the Board to manage the portfolios of the Funds in the ING Funds complex. The Board noted the resources that the Adviser has committed to the Board and to the I/B/F IRC to assist the Board and the I/B/F IRC with their assessment of the investment performance of the Trust on an ongoing basis throughout the year. This includes the appointment of a Chief Investment Risk Officer and his staff, who report directly to the Board and who have developed attribution analyses and other metrics used by the Board's Investment Review Committees to analyze the key factors underlying investment performance for the Funds in the ING Funds complex.

The Board also noted the techniques used by the Adviser to monitor the performance of ING IM. In considering the Trust's Advisory Contract, the Board also considered the extent of benefits provided to the Trust's shareholders, beyond advisory services, from being part of the ING family of Funds. The Board also took into account the Adviser's efforts in recent years to reduce the expenses of the ING Funds through renegotiated arrangements with the ING Funds' service providers.

Further, the Board received periodic reports showing that the investment policies and restrictions for the Trust were consistently complied with and other periodic reports covering matters such as compliance by Adviser and Sub-Adviser personnel with codes of ethics. The Board considered reports from the Trust's Chief Compliance Officer ("CCO") evaluating whether the regulatory compliance systems and procedures of the Adviser and ING IM are reasonably designed to assure compliance with the federal securities laws, including those related to, among others, late trading and market timing, best execution, fair value pricing, proxy voting and trade allocation practices. The Board also took into account the CCO's annual and periodic reports and recommendations with respect to service provider compliance programs. In this regard, the Board also considered the policies and procedures developed by the CCO in consultation with the Board's Compliance Committee that guide the CCO's compliance oversight function.

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ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

The Board reviewed the level of staffing, quality and experience of the Trust's portfolio management team. The Board took into account the respective resources and reputations of the Adviser and ING IM, and evaluated the ability of the Adviser and ING IM to attract and retain qualified investment advisory personnel. The Board also considered the adequacy of the resources committed to the Trust (and other relevant Funds in the ING Funds complex) by the Adviser and ING IM, and whether those resources are commensurate with the needs of the Trust and are sufficient to sustain appropriate levels of performance and compliance needs.

Based on their deliberations and the materials presented to them, the Board concluded that the advisory and related services provided by the Adviser and Sub-Adviser are appropriate in light of the Trust's operations, the competitive landscape of the investment company business, and investor needs, and that the nature and quality of the overall services provided by the Adviser and ING IM were appropriate.

Performance

In assessing advisory and sub-advisory relationships, the Board placed emphasis on the net investment returns of the Trust. While the Board considered the performance reports and discussions with portfolio managers at Board and committee meetings during the year, particular attention in assessing performance was given to the FACT sheets furnished in connection with the renewal process. The FACT sheet prepared for the Trust included its investment performance compared to the Trust's Morningstar category median, Lipper category median, SPG and primary benchmark. The Board's findings specific to the Trust's performance are discussed under "Specific Factors Considered," below.

Economies of Scale

When evaluating the reasonableness of advisory fee rates, the Board also considered whether economies of scale will be realized by the Adviser as a Trust grows larger and the extent to which any such economies are reflected in contractual fee rates. In this regard, the Board considered the fairness of the compensation under an Advisory Contract with level fees that does not include breakpoints, taking into account that the Trust is a closed-end Fund. In evaluating economies of scale, the Independent Trustees also considered prior periodic management reports and industry information on this topic, and the Independent Trustees who were Board members at that time also considered a November 2006 evaluation and analysis presented to them by an independent consultant regarding fee breakpoint arrangements and economies of scale.

Information Regarding Services to Other Clients

The Board requested and, if received, considered information regarding the nature of services and fee rates offered by the Adviser and the Sub-Adviser to other clients, including other registered investment companies and institutional accounts. The Board also noted that the fee rates charged to the Trust and similar institutional clients may differ materially due to the different services and additional regulatory overlay associated with registered investment companies, such as the Trust.

Fee Rates and Profitability

The Board reviewed and considered the contractual investment advisory fee rate, combined with the administrative fee rate, payable by Trust to the Adviser. The Board also considered the contractual sub-advisory fee rates payable by the Adviser to ING IM for sub-advisory services.

The Board considered the fee structure of the Trust as it relates to the services provided under the contracts and the potential fall-out benefits to the Adviser and Sub-Adviser and their respective affiliates from their association with the Trust. The Board determined that the fees payable to the

ING Prime Rate Trust

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Adviser and ING IM are reasonable for the services that each performs, which were considered in light of the nature and quality of the services that each has performed and is expected to perform.

The Board considered information on revenues, costs and profits realized by the Adviser, which was prepared by Management in accordance with the allocation methodology (including related assumptions) specified in the 15(c) Methodology Guide. In analyzing the profitability of the Adviser in connection with its services to the Trust, the Board took into account the sub-advisory fee rate payable by the Adviser to ING IM. The Board also considered information that it requested and was provided by Management with respect to the profitability of service providers affiliated with the Adviser, as well as information provided by ING IM with respect to its profitability.

The Board determined that it had requested and received sufficient information to gain a reasonable understanding regarding the Adviser's and ING IM's profitability. The Board also recognized that profitability analysis is not an exact science and there is no uniform methodology for determining profitability for this purpose. In this context, the Board realized that Management's calculations regarding its costs incurred in establishing the infrastructure necessary for the Trust's operations may not be fully reflected in the expenses allocated to the Trust determining profitability, and that the information presented may not portray all of the costs borne by Management or capture Management's entrepreneurial risk associated with offering and managing a mutual fund complex in the current regulatory and market environment.

Based on the information on revenues, costs, and profitability considered by the Board, and after considering the factors described in this section, as well as any remedial actions requested by the Independent Trustees and agreed to by the Adviser, the Board concluded that the profits, if any, realized by the Adviser and ING IM were not excessive. In making its determinations, the Board based its conclusions on the reasonableness of the sub-advisory fees of the Sub-Adviser primarily on the factors described for the Trust below.

Specific Factors Considered

The following paragraphs outline certain of the specific factors that the Board considered, and the conclusions reached, at its November 30, 2007 meeting in relation to renewing the Trust's current Advisory Contract and Sub-Advisory Contract for the year ending November 30, 2008. These specific factors are in addition to those considerations discussed above. In each case, the Trust's performance was compared to its Morningstar category median and its primary benchmark, a broad-based securities market index that appears in the Trust's prospectus. With respect to Morningstar quintile rankings, the first quintile represents the highest (best) performance and the fifth quintile represents the lowest performance. The Trust's management fee and expense ratio were compared to the fees and expense ratios of the funds in its SPG.

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for ING Prime Rate Trust, the Board considered that, based on performance data for the periods ended June 30, 2007: (1) the Trust outperformed its Morningstar category median for all periods presented; (2) the Trust outperformed its primary benchmark for all periods presented with the exception of the most recent calendar quarter, during which it underperformed; and (3) the Trust is ranked in the first (highest) quintile of its Morningstar category for the one-year and three-year periods, the second quintile for the most recent calendar quarter and year-to-date periods, and the third quintile for the five-year period.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for the Trust, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under an Advisory Contract with level fees that does not include breakpoints; (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Trust, as compared to its Selected Peer Group, including that: (a) the management fee (inclusive of the advisory fee and

ING Prime Rate Trust

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

a 0.25% administration fee) for the Trust is above the median and above the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Trust is above the median and above the average expense ratios of the funds in its Selected Peer Group.

After its deliberation, the Board reached the following conclusions: (1) the Trust's management fee rate is reasonable in the context of all factors considered by the Board; (2) the Trust's expense ratio is reasonable in the context of all factors considered by the Board; (3) the Trust's performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Trust for the year ending November 30, 2008. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

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Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Sub-Adviser

ING Investment Management Co.

230 Park Avenue

New York, NY 10169

Institutional Investors and Analysts

Call ING Prime Rate Trust

1-800-336-3436, Extension 2217

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-992-0180

Written Requests

Please mail all account inquiries and other comments to:

ING Prime Rate Trust Account

c/o ING Fund Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-334-3444

Transfer Agent

DST Systems, Inc.

P.O. Box 219368

Kansas City, Missouri 64141

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800)-992-0180

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the Trust.

PRQR-UPRTQ3     (1107-012508)